UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,905,835	American Funds Insurance Series - Asset Allocation Fund Class 1		$41,204,152

	Total Investment Companies (cost $39,362,284)		41,204,152

	Total Investments (cost $39,362,284)(2)	100.1%	$41,204,152
	Other Assets and Liabilties	(0.1)%	(38,790)

	Total Net Assets	100.0%	$41,165,362

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $39,362,284, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,841,868
Unrealized Depreciation	-

Net Unrealized Appreciation	$1,841,868

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$41,204,152
Total	$41,204,152

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,924,332	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$38,513,453

	Total Investment Companies (cost $35,806,025)		38,513,453

	Total Investments (cost $35,806,025)(2)	100.1%	$38,513,453
	Other Assets and Liabilties	(0.1)%	(36,442)

	Total Net Assets	100.0%	$38,477,011

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $35,813,890, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,699,563
Unrealized Depreciation	-

Net Unrealized Appreciation	$2,699,563

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$38,513,453
Total	$38,513,453

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
12,697,108	American Funds Insurance Series - Bond Fund Class 1		$142,969,442

	Total Investment Companies (cost $139,467,272)		142,969,442

	Total Investments (cost $139,467,272)(2)	100.1%	$142,969,442
	Other Assets and Liabilties	(0.1)%	(111,554)

	Total Net Assets	100.0%	$142,857,888

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $139,808,816, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,160,626
Unrealized Depreciation	-

Net Unrealized Appreciation	$3,160,626

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$142,969,442
Total	$142,969,442

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
974,258	American Funds Insurance Series - Global Bond Fund Class 1		$11,739,805

	Total Investment Companies (cost $11,710,780)		11,739,805

	Total Investments (cost $11,710,780)(2)	100.2%	$11,739,805
	Other Assets and Liabilties	(0.2)%	(20,096)

	Total Net Assets	100.0%	$11,719,709

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $11,852,681, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(112,876)

Net Unrealized Depreciation	$(112,876)

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$11,739,805
Total	$11,739,805

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
674,317	American Funds Insurance Series - Global Growth Fund Class 1		$16,999,534

	Total Investment Companies (cost $16,572,249)		16,999,534

	Total Investments (cost $16,572,249)(2)	100.1%	$16,999,534
	Other Assets and Liabilties	(0.1)%	(23,521)

	Total Net Assets	100.0%	$16,976,013

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $16,953,156, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$46,378
Unrealized Depreciation	-

Net Unrealized Appreciation	$46,378

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$16,999,534
Total	$16,999,534

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,627,840	American Funds Insurance Series - Global Growth and Income Fund Class 1		$34,845,160

	Total Investment Companies (cost $26,972,883)		34,845,160

	Total Investments (cost $26,972,883)(2)	100.1%	$34,845,160
	Other Assets and Liabilties	(0.1)%	(35,215)

	Total Net Assets	100.0%	$34,809,945

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $28,513,330, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,331,830
Unrealized Depreciation	-

Net Unrealized Appreciation	$6,331,830

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$34,845,160
Total	$34,845,160

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,881,049	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$39,351,545

	Total Investment Companies (cost $40,268,739)		39,351,545

	Total Investments (cost $40,268,739)(2)	100.1%	$39,351,545
	Other Assets and Liabilties	(0.1)%	(41,458)

	Total Net Assets	100.0%	$39,310,087

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $40,557,803, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(1,206,258)

Net Unrealized Depreciation	$(1,206,258)

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$39,351,545
Total	$39,351,545

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,589,541	American Funds Insurance Series - Growth Fund Class 1		$238,704,459

	Total Investment Companies (cost $211,911,392)		238,704,459

	Total Investments (cost $211,911,392)(2)	100.1%	$238,704,459
	Other Assets and Liabilties	(0.1)%	(172,475)

	Total Net Assets	100.0%	$238,531,984

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $220,453,736, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,250,723
Unrealized Depreciation	-

Net Unrealized Appreciation	$18,250,723

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$238,704,459
Total	$238,704,459

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,153,984	American Funds Insurance Series - Growth-Income Fund Class 1		$137,892,201

	Total Investment Companies (cost $125,256,314)		137,892,201

	Total Investments (cost $125,256,314)(2)	100.1%	$137,892,201
	Other Assets and Liabilties	(0.1)%	(103,834)

	Total Net Assets	100.0%	$137,788,367

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $129,028,922, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,863,279
Unrealized Depreciation	-

Net Unrealized Appreciation	$8,863,279

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$137,892,201
Total	$137,892,201

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds International Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
8,270,392	American Funds Insurance Series - International Fund Class 1		$146,799,464

	Total Investment Companies (cost $142,822,789)		146,799,464

	Total Investments (cost $142,822,789)(2)	100.1%	$146,799,464
	Other Assets and Liabilties	(0.1)%	(119,913)

	Total Net Assets	100.0%	$146,679,551

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $145,488,995, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,310,469
Unrealized Depreciation	-

Net Unrealized Appreciation	$1,310,469

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$146,799,464
Total	$146,799,464

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT American Funds New World Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
979,900	American Funds Insurance Series - New World Fund Class 1		$20,185,930

	Total Investment Companies (cost $21,670,900)		20,185,930

	Total Investments (cost $21,670,900)(2)	100.1%	$20,185,930
	Other Assets and Liabilties	(0.1)%	(26,434)

	Total Net Assets	100.0%	$20,159,496

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)          See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)          At September 30, 2016, the cost of securities for federal income tax purposes was $21,988,455, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(1,802,525)

Net Unrealized Depreciation	$(1,802,525)

At September 30, 2016, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$20,185,930
Total	$20,185,930

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3%
	Automobiles & Components - 1.0%
11,230	BorgWarner, Inc.	$395,071
15,270	Delphi Automotive plc	1,089,056
217,092	Ford Motor Co.	2,620,301
79,200	General Motors Co.	2,516,184
14,725	Goodyear Tire & Rubber Co. (The)	475,618
9,877	Harley-Davidson, Inc.	519,431
52,502	Johnson Controls International plc	2,442,918
		10,058,579
	Banks - 5.3%
568,543	Bank of America Corp.	8,897,698
45,339	BB&T Corp.	1,710,187
161,881	Citigroup, Inc.	7,645,640
28,845	Citizens Financial Group, Inc.	712,760
9,626	Comerica, Inc.	455,502
42,661	Fifth Third Bancorp	872,844
60,301	Huntington Bancshares, Inc.	594,568
201,238	JPMorgan Chase & Co.	13,400,438
60,328	KeyCorp	734,192
8,722	M&T Bank Corp.	1,012,624
17,376	People’s United Financial, Inc.	274,888
27,405	PNC Financial Services Group, Inc. (The)	2,468,917
69,957	Regions Financial Corp.	690,476
27,998	SunTrust Banks, Inc.	1,226,312
89,659	US Bancorp	3,845,475
252,994	Wells Fargo & Co.	11,202,574
11,287	Zions Bancorp	350,123
		56,095,218
	Capital Goods - 7.0%
33,677	3M Co.	5,934,898
2,451	Acuity Brands, Inc.	648,535
5,374	Allegion plc	370,322
12,949	AMETEK, Inc.	618,703
32,317	Boeing Co. (The)	4,257,442
32,491	Caterpillar, Inc.	2,884,226
8,660	Cummins, Inc.	1,109,779
16,129	Deere & Co.	1,376,610
8,663	Dover Corp.	637,943
25,272	Eaton Corp. plc	1,660,623
35,807	Emerson Electric Co.	1,951,840
16,135	Fastenal Co.	674,120
7,183	Flowserve Corp.	346,508
7,784	Fluor Corp.	399,475
16,668	Fortive Corp.	848,401
8,606	Fortune Brands Home & Security, Inc.	500,009
15,969	General Dynamics Corp.	2,477,750
499,258	General Electric Co.	14,788,022
42,390	Honeywell International, Inc.	4,942,250
17,808	Illinois Tool Works, Inc.	2,134,111
14,317	Ingersoll-Rand plc	972,697
6,836	Jacobs Engineering Group, Inc.(2)	353,558
4,322	L-3 Communications Holdings, Inc.	651,455
14,059	Lockheed Martin Corp.	3,370,224
18,298	Masco Corp.	627,804

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Capital Goods - 7.0% (continued)
9,947	Northrop Grumman Corp.	$2,128,161
19,497	PACCAR, Inc.	1,146,034
7,439	Parker-Hannifin Corp.	933,818
9,316	Pentair plc	598,460
8,534	Quanta Services, Inc.(2)	238,867
16,435	Raytheon Co.	2,237,297
7,222	Rockwell Automation, Inc.	883,539
7,287	Rockwell Collins, Inc.	614,586
5,662	Roper Technologies, Inc.	1,033,145
3,239	Snap-on, Inc.	492,198
8,387	Stanley Black & Decker, Inc.	1,031,433
15,085	Textron, Inc.	599,629
2,787	TransDigm Group, Inc.(2)	805,777
4,737	United Rentals, Inc.(2)	371,807
43,384	United Technologies Corp.	4,407,814
3,085	WW Grainger, Inc.	693,631
10,032	Xylem, Inc.	526,178
		73,279,679
	Commercial & Professional Services - 0.6%
4,751	Cintas Corp.	534,963
2,034	Dun & Bradstreet Corp. (The)	277,885
6,636	Equifax, Inc.	893,073
18,710	Nielsen Holdings plc	1,002,295
10,188	Pitney Bowes, Inc.	185,014
12,995	Republic Services, Inc.	655,598
7,282	Robert Half International, Inc.	275,696
4,711	Stericycle, Inc.(2)	377,539
8,797	Verisk Analytics, Inc.(2)	715,020
22,670	Waste Management, Inc.	1,445,439
		6,362,522
	Consumer Durables & Apparel - 1.4%
15,568	Coach, Inc.	569,166
18,865	DR Horton, Inc.	569,723
6,488	Garmin Ltd.	312,138
21,152	Hanesbrands, Inc.	534,088
3,842	Harman International Industries, Inc.	324,457
6,270	Hasbro, Inc.	497,399
7,466	Leggett & Platt, Inc.	340,300
10,472	Lennar Corp., Class A	443,384
19,032	Mattel, Inc.	576,289
9,418	Michael Kors Holdings Ltd.(2)	440,668
3,526	Mohawk Industries, Inc.(2)	706,399
26,789	Newell Brands, Inc.	1,410,709
75,109	NIKE, Inc., Class B	3,954,489
17,352	PulteGroup, Inc.	347,734
4,474	PVH Corp.	494,377
3,099	Ralph Lauren Corp.	313,433
10,251	Under Armour, Inc., Class A(2)	396,509
10,297	Under Armour, Inc., Class C(2)	348,656
18,491	VF Corp.	1,036,420
4,192	Whirlpool Corp.	679,775
		14,296,113

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Consumer Services - 1.6%
24,096	Carnival Corp.	$1,176,367
1,618	Chipotle Mexican Grill, Inc.(2)	685,223
7,032	Darden Restaurants, Inc.	431,202
12,318	H&R Block, Inc.	285,162
17,875	Marriott International, Inc., Class A	1,203,524
47,541	McDonald’s Corp.	5,484,330
9,411	Royal Caribbean Cruises Ltd.	705,354
81,697	Starbucks Corp.	4,423,075
6,121	Wyndham Worldwide Corp.	412,127
4,424	Wynn Resorts Ltd.	430,986
20,633	Yum! Brands, Inc.	1,873,683
		17,111,033
	Diversified Financials - 4.7%
3,006	Affiliated Managers Group, Inc.(2)	434,968
43,241	American Express Co.	2,769,154
9,002	Ameriprise Financial, Inc.	898,130
59,511	Bank of New York Mellon Corp. (The)	2,373,299
105,788	Berkshire Hathaway, Inc., Class B(2)	15,283,192
6,800	BlackRock, Inc.	2,464,728
28,204	Capital One Financial Corp.	2,025,893
66,908	Charles Schwab Corp. (The)	2,112,286
18,842	CME Group, Inc.	1,969,366
22,498	Discover Financial Services	1,272,262
15,263	E*TRADE Financial Corp.(2)	444,459
19,615	Franklin Resources, Inc.	697,706
21,012	Goldman Sachs Group, Inc. (The)	3,388,605
6,622	Intercontinental Exchange, Inc.	1,783,702
22,857	Invesco Ltd.	714,738
5,151	Legg Mason, Inc.	172,455
18,081	Leucadia National Corp.	344,262
9,361	Moody’s Corp.	1,013,609
82,026	Morgan Stanley	2,629,754
6,349	NASDAQ, Inc.	428,811
17,647	Navient Corp.	255,352
11,859	Northern Trust Corp.	806,293
14,705	S&P Global, Inc.	1,861,065
20,434	State Street Corp.	1,422,819
44,145	Synchrony Financial	1,236,060
13,871	T Rowe Price Group, Inc.	922,422
		49,725,390
	Energy - 7.2%
30,378	Anadarko Petroleum Corp.	1,924,750
21,157	Apache Corp.	1,351,298
23,894	Baker Hughes, Inc.	1,205,930
25,748	Cabot Oil & Gas Corp.	664,298
36,371	Chesapeake Energy Corp.(2)	228,046
105,111	Chevron Corp.	10,818,024
5,312	Cimarex Energy Co.	713,773
7,922	Concho Resources, Inc.(2)	1,088,087
68,904	ConocoPhillips	2,995,257
29,288	Devon Energy Corp.	1,291,894
1,817	Diamond Offshore Drilling, Inc.	31,997
30,626	EOG Resources, Inc.	2,961,840

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Energy - 7.2% (continued)
9,689	EQT Corp.	$703,615
231,025	Exxon Mobil Corp.	20,163,862
12,497	FMC Technologies, Inc.(2)	370,786
47,862	Halliburton Co.	2,148,047
5,995	Helmerich & Payne, Inc.	403,464
15,006	Hess Corp.	804,622
106,899	Kinder Morgan, Inc.	2,472,574
47,080	Marathon Oil Corp.	744,335
29,483	Marathon Petroleum Corp.	1,196,715
9,183	Murphy Oil Corp.	279,163
20,913	National Oilwell Varco, Inc.	768,344
11,016	Newfield Exploration Co.(2)	478,755
24,063	Noble Energy, Inc.	860,012
42,490	Occidental Petroleum Corp.	3,098,371
11,814	ONEOK, Inc.	607,121
24,751	Phillips 66	1,993,693
9,451	Pioneer Natural Resources Co.	1,754,578
10,481	Range Resources Corp.	406,139
77,544	Schlumberger Ltd.	6,098,060
27,504	Southwestern Energy Co.(2)	380,655
39,028	Spectra Energy Corp.	1,668,447
6,608	Tesoro Corp.	525,732
18,956	Transocean Ltd.	202,071
25,687	Valero Energy Corp.	1,361,411
38,171	Williams Cos., Inc. (The)	1,172,995
		75,938,761
	Food & Staples Retailing - 2.1%
24,427	Costco Wholesale Corp.	3,725,362
59,395	CVS Health Corp.	5,285,561
53,023	Kroger Co. (The)	1,573,723
28,446	Sysco Corp.	1,394,138
84,444	Wal-Mart Stores, Inc.	6,090,101
47,630	Walgreens Boots Allliance, Inc.	3,839,931
17,608	Whole Foods Market, Inc.	499,187
		22,408,003
	Food, Beverage & Tobacco - 5.6%
108,851	Altria Group, Inc.	6,882,649
32,417	Archer-Daniels-Midland Co.	1,367,025
10,168	Brown-Forman Corp., Class B	482,370
10,840	Campbell Soup Co.	592,948
216,377	Coca-Cola Co. (The)	9,157,075
23,222	ConAgra Foods, Inc.	1,093,988
9,868	Constellation Brands, Inc., Class A	1,642,923
10,301	Dr Pepper Snapple Group, Inc.	940,584
33,269	General Mills, Inc.	2,125,224
7,785	Hershey Co. (The)	744,246
15,097	Hormel Foods Corp.	572,629
6,489	JM Smucker Co. (The)	879,519
14,008	Kellogg Co.	1,085,200
33,150	Kraft Heinz Co. (The)	2,967,256
6,443	McCormick & Co., Inc.	643,785
10,287	Mead Johnson Nutrition Co.	812,776
10,312	Molson Coors Brewing Co., Class B	1,132,258

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Food, Beverage & Tobacco - 5.6% (continued)
86,666	Mondelez International, Inc., Class A	$3,804,637
7,530	Monster Beverage Corp.(2)	1,105,479
80,180	PepsiCo, Inc.	8,721,179
86,428	Philip Morris International, Inc.	8,402,530
46,068	Reynolds American, Inc.	2,172,106
16,557	Tyson Foods, Inc., Class A	1,236,311
		58,564,697
	Health Care Equipment & Services - 5.4%
81,966	Abbott Laboratories	3,466,342
19,582	Aetna, Inc.	2,260,742
10,060	AmerisourceBergen Corp.	812,647
14,622	Anthem, Inc.	1,832,283
27,256	Baxter International, Inc.	1,297,386
11,858	Becton Dickinson and Co.	2,131,238
75,883	Boston Scientific Corp.(2)	1,806,015
17,733	Cardinal Health, Inc.	1,377,854
9,450	Centene Corp.(2)	632,772
16,783	Cerner Corp.(2)	1,036,350
14,263	Cigna Corp.	1,858,754
2,725	Cooper Cos., Inc. (The)	488,484
4,102	CR Bard, Inc.	919,997
33,841	Danaher Corp.	2,652,796
9,299	DaVita, Inc.(2)	614,385
13,000	DENTSPLY SIRONA, Inc.	772,590
11,863	Edwards Lifesciences Corp.(2)	1,430,203
35,182	Express Scripts Holding Co.(2)	2,481,386
16,435	HCA Holdings, Inc.(2)	1,242,979
4,578	Henry Schein, Inc.(2)	746,122
15,423	Hologic, Inc.(2)	598,875
8,287	Humana, Inc.	1,465,887
2,143	Intuitive Surgical, Inc.(2)	1,553,311
5,724	Laboratory Corp. of America Holdings(2)	786,936
12,573	McKesson Corp.	2,096,548
76,968	Medtronic plc	6,650,035
4,641	Patterson Cos., Inc.	213,208
7,732	Quest Diagnostics, Inc.	654,359
15,935	St Jude Medical, Inc.	1,270,976
17,297	Stryker Corp.	2,013,544
53,050	UnitedHealth Group, Inc.	7,427,000
5,058	Universal Health Services, Inc., Class B	623,247
5,155	Varian Medical Systems, Inc.(2)	513,077
11,158	Zimmer Biomet Holdings, Inc.	1,450,763
		57,179,091
	Household & Personal Products - 2.1%
14,370	Church & Dwight Co., Inc.	688,610
7,248	Clorox Co. (The)	907,305
49,650	Colgate-Palmolive Co.	3,681,051
3,484	Coty, Inc., Class A(2)	81,874
12,354	Estee Lauder Cos., Inc. (The), Class A	1,094,070
20,026	Kimberly-Clark Corp.	2,526,080
148,675	Procter & Gamble Co. (The)	13,343,581
		22,322,571

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Insurance - 2.6%
22,826	Aflac, Inc.	$1,640,505
20,647	Allstate Corp. (The)	1,428,360
56,679	American International Group, Inc.	3,363,332
14,814	Aon plc	1,666,427
9,944	Arthur J Gallagher & Co.	505,851
3,297	Assurant, Inc.	304,148
25,920	Chubb Ltd.	3,256,848
8,397	Cincinnati Financial Corp.	633,302
21,520	Hartford Financial Services Group, Inc. (The)(3)	921,486
12,984	Lincoln National Corp.	609,988
15,468	Loews Corp.	636,508
28,796	Marsh & McLennan Cos., Inc.	1,936,531
61,119	MetLife, Inc.	2,715,517
14,877	Principal Financial Group, Inc.	766,314
32,336	Progressive Corp. (The)	1,018,584
24,359	Prudential Financial, Inc.	1,988,912
6,208	Torchmark Corp.	396,629
16,069	Travelers Cos., Inc. (The)	1,840,704
13,002	Unum Group	459,101
7,231	Willis Towers Watson PLC	960,060
15,336	XL Group Ltd.	515,750
		27,564,857
	Materials - 2.9%
12,077	Air Products & Chemicals, Inc.	1,815,656
6,238	Albemarle Corp.	533,287
72,944	Alcoa, Inc.	739,652
4,975	Avery Dennison Corp.	387,005
9,675	Ball Corp.	792,866
13,154	CF Industries Holdings, Inc.	320,300
62,798	Dow Chemical Co. (The)	3,254,820
8,196	Eastman Chemical Co.	554,705
14,589	Ecolab, Inc.	1,775,773
48,744	EI du Pont de Nemours & Co.	3,264,386
7,398	FMC Corp.	357,619
68,239	Freeport-McMoRan, Inc.	741,076
4,472	International Flavors & Fragrances, Inc.	639,362
22,831	International Paper Co.	1,095,431
18,993	LyondellBasell Industries N.V., Class A	1,531,975
3,518	Martin Marietta Materials, Inc.	630,109
24,400	Monsanto Co.	2,493,680
19,396	Mosaic Co. (The)	474,426
29,504	Newmont Mining Corp.	1,159,212
17,758	Nucor Corp.	878,133
9,107	Owens-Illinois, Inc.(2)	167,478
14,792	PPG Industries, Inc.	1,528,901
15,872	Praxair, Inc.	1,917,814
11,053	Sealed Air Corp.	506,449
4,471	Sherwin-Williams Co. (The)	1,236,947
7,383	Vulcan Materials Co.	839,669
14,043	WestRock Co.	680,805
		30,317,536
	Media - 2.9%
22,662	CBS Corp., Class B	1,240,518

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Media - 2.9% (continued)
12,081	Charter Communications, Inc., Class A(2)	$3,261,507
133,834	Comcast Corp., Class A	8,878,547
8,337	Discovery Communications, Inc., Class A(2)	224,432
12,312	Discovery Communications, Inc., Class C(2)	323,929
22,197	Interpublic Group of Cos., Inc. (The)	496,103
21,553	News Corp., Class A	301,311
6,482	News Corp., Class B	92,174
13,172	Omnicom Group, Inc.	1,119,620
5,258	Scripps Networks Interactive, Inc., Class A	333,830
12,139	TEGNA, Inc.	265,358
43,329	Time Warner, Inc.	3,449,422
59,254	Twenty-First Century Fox, Inc., Class A	1,435,132
27,140	Twenty-First Century Fox, Inc., Class B	671,444
19,448	Viacom, Inc., Class B	740,969
82,367	Walt Disney Co. (The)	7,648,600
		30,482,896
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
90,734	AbbVie, Inc.	5,722,593
18,065	Agilent Technologies, Inc.	850,681
12,460	Alexion Pharmaceuticals, Inc.(2)	1,526,848
22,057	Allergan plc(2)	5,079,948
41,698	Amgen, Inc.	6,955,643
12,218	Biogen, Inc.(2)	3,824,601
93,077	Bristol-Myers Squibb Co.	5,018,712
43,190	Celgene Corp.(2)	4,514,651
54,163	Eli Lilly & Co.	4,347,122
11,206	Endo International plc(2)	225,801
73,526	Gilead Sciences, Inc.	5,817,377
8,167	Illumina, Inc.(2)	1,483,617
152,414	Johnson & Johnson	18,004,666
6,067	Mallinckrodt plc(2)	423,355
153,967	Merck & Co., Inc.	9,609,081
1,475	Mettler-Toledo International, Inc.(2)	619,249
25,626	Mylan N.V.(2)	976,863
6,099	PerkinElmer, Inc.	342,215
7,945	Perrigo Co. plc	733,562
337,908	Pfizer, Inc.	11,444,944
4,207	Regeneron Pharmaceuticals, Inc.(2)	1,691,298
21,963	Thermo Fisher Scientific, Inc.	3,493,435
13,754	Vertex Pharmaceuticals, Inc.(2)	1,199,486
4,457	Waters Corp.(2)	706,390
27,566	Zoetis, Inc.	1,433,708
		96,045,846
	Real Estate - 3.1%
23,698	American Tower Corp., REIT	2,685,694
8,825	Apartment Investment & Management Co., Class A, REIT	405,156
7,659	AvalonBay Communities, Inc., REIT	1,362,076
8,524	Boston Properties, Inc., REIT	1,161,736
16,633	CBRE Group, Inc., Class A, REIT(2)	465,391
18,840	Crown Castle International Corp., REIT	1,774,916
8,187	Digital Realty Trust, Inc., REIT	795,121
3,956	Equinix, Inc., REIT	1,425,149
20,320	Equity Residential, REIT	1,307,186

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Real Estate - 3.1% (continued)
3,655	Essex Property Trust, Inc., REIT	$813,968
7,060	Extra Space Storage, Inc., REIT	560,635
3,967	Federal Realty Investment Trust, REIT	610,640
32,391	General Growth Properties, Inc., REIT	893,992
26,139	HCP, Inc., REIT	991,975
41,652	Host Hotels & Resorts, Inc., REIT	648,522
13,624	Iron Mountain, Inc., REIT	511,309
23,226	Kimco Realty Corp., REIT	672,393
6,698	Macerich Co. (The), REIT	541,667
29,390	Prologis, Inc., REIT	1,573,541
8,297	Public Storage, REIT	1,851,393
14,477	Realty Income Corp., REIT	968,946
17,479	Simon Property Group, Inc., REIT	3,618,328
5,609	SL Green Realty Corp., REIT	606,333
14,977	UDR, Inc., REIT	539,022
19,537	Ventas, Inc., REIT	1,379,898
9,529	Vornado Realty Trust, REIT	964,430
19,995	Welltower, Inc., REIT	1,495,026
41,862	Weyerhaeuser Co., REIT	1,337,072
		31,961,515
	Retailing - 5.6%
4,120	Advance Auto Parts, Inc.	614,374
21,921	Amazon.com, Inc.(2)	18,354,673
3,705	AutoNation, Inc.(2)	180,471
1,629	AutoZone, Inc.(2)	1,251,626
8,566	Bed Bath & Beyond, Inc.	369,280
15,387	Best Buy Co., Inc.	587,476
10,654	CarMax, Inc.(2)	568,391
14,448	Dollar General Corp.	1,011,216
13,086	Dollar Tree, Inc.(2)	1,032,878
6,713	Expedia, Inc.	783,541
7,579	Foot Locker, Inc.	513,250
12,227	Gap, Inc. (The)	271,928
8,245	Genuine Parts Co.	828,210
68,836	Home Depot, Inc. (The)	8,857,816
9,918	Kohl’s Corp.	433,913
13,386	L Brands, Inc.	947,327
16,977	LKQ Corp.(2)	602,004
48,730	Lowe’s Cos., Inc.	3,518,793
17,148	Macy’s, Inc.	635,333
23,923	Netflix, Inc.(2)	2,357,612
6,479	Nordstrom, Inc.	336,131
5,289	O’Reilly Automotive, Inc.(2)	1,481,502
2,767	Priceline Group, Inc. (The)(2)	4,071,613
22,105	Ross Stores, Inc.	1,421,351
4,215	Signet Jewelers Ltd.	314,144
36,049	Staples, Inc.	308,219
32,037	Target Corp.	2,200,301
5,970	Tiffany & Co.	433,601
36,579	TJX Cos., Inc. (The)	2,735,378
7,468	Tractor Supply Co.	502,970
6,393	TripAdvisor, Inc.(2)	403,910
3,268	Ulta Salon Cosmetics & Fragrance, Inc.(2)	777,719

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Retailing - 5.6% (continued)
4,822	Urban Outfitters, Inc.(2)	$166,455
		58,873,406
	Semiconductors & Semiconductor Equipment - 3.3%
17,182	Analog Devices, Inc.	1,107,380
60,189	Applied Materials, Inc.	1,814,698
22,038	Broadcom Ltd.	3,801,996
4,323	First Solar, Inc.(2)	170,715
263,601	Intel Corp.	9,950,938
8,628	KLA-Tencor Corp.	601,458
8,948	Lam Research Corp.	847,465
13,371	Linear Technology Corp.	792,766
11,990	Microchip Technology, Inc.	745,058
57,829	Micron Technology, Inc.(2)	1,028,200
29,815	NVIDIA Corp.	2,042,924
7,089	Qorvo, Inc.(2)	395,141
82,120	QUALCOMM, Inc.	5,625,220
10,451	Skyworks Solutions, Inc.	795,739
55,832	Texas Instruments, Inc.	3,918,290
14,052	Xilinx, Inc.	763,586
		34,401,574
	Software & Services - 12.6%
34,687	Accenture plc, Class A	4,237,711
37,996	Activision Blizzard, Inc.	1,683,223
27,811	Adobe Systems, Inc.(2)	3,018,606
9,740	Akamai Technologies, Inc.(2)	516,123
3,269	Alliance Data Systems Corp.(2)	701,299
16,421	Alphabet, Inc., Class A(2)	13,203,469
16,468	Alphabet, Inc., Class C(2)	12,800,412
10,874	Autodesk, Inc.(2)	786,516
25,437	Automatic Data Processing, Inc.	2,243,543
17,513	CA, Inc.	579,330
8,670	Citrix Systems, Inc.(2)	738,857
33,876	Cognizant Technology Solutions Corp., Class A(2)	1,616,224
8,107	CSRA, Inc.	218,078
58,462	eBay, Inc.(2)	1,923,400
16,770	Electronic Arts, Inc.(2)	1,432,158
129,409	Facebook, Inc., Class A(2)	16,599,292
18,258	Fidelity National Information Services, Inc.	1,406,414
12,233	Fiserv, Inc.(2)	1,216,817
8,493	Global Payments, Inc.	651,923
48,458	International Business Machines Corp.	7,697,553
13,648	Intuit, Inc.	1,501,416
53,414	MasterCard, Inc., Class A	5,435,943
434,115	Microsoft Corp.	25,005,024
167,668	Oracle Corp.	6,585,999
17,896	Paychex, Inc.	1,035,642
62,529	PayPal Holdings, Inc.(2)	2,561,813
10,050	Red Hat, Inc.(2)	812,342
35,864	salesforce.com, Inc.(2)	2,558,179
34,436	Symantec Corp.	864,344
7,386	Teradata Corp.(2)	228,966
9,166	Total System Services, Inc.	432,177
5,171	VeriSign, Inc.(2)	404,579

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Software & Services - 12.6% (continued)
105,086	Visa, Inc., Class A	$8,690,612
27,015	Western Union Co. (The)	562,452
47,434	Xerox Corp.	480,506
48,844	Yahoo!, Inc.(2)	2,105,176
		132,536,118
	Technology Hardware & Equipment - 5.2%
17,194	Amphenol Corp., Class A	1,116,235
300,194	Apple, Inc.	33,936,932
280,244	Cisco Systems, Inc.	8,889,340
57,795	Corning, Inc.	1,366,852
3,652	F5 Networks, Inc.(2)	455,185
7,584	FLIR Systems, Inc.	238,289
6,970	Harris Corp.	638,522
92,423	Hewlett Packard Enterprise Co.	2,102,623
95,051	HP, Inc.	1,476,142
21,365	Juniper Networks, Inc.	514,042
9,293	Motorola Solutions, Inc.	708,870
15,544	NetApp, Inc.	556,786
16,749	Seagate Technology plc	645,674
19,861	TE Connectivity Ltd.	1,278,651
15,841	Western Digital Corp.	926,223
		54,850,366
	Telecommunication Services - 2.6%
342,744	AT&T, Inc.	13,918,834
30,521	CenturyLink, Inc.	837,191
64,865	Frontier Communications Corp.	269,838
16,161	Level 3 Communications, Inc.(2)	749,547
227,097	Verizon Communications, Inc.	11,804,502
		27,579,912
	Transportation - 2.1%
6,853	Alaska Air Group, Inc.	451,339
29,407	American Airlines Group, Inc.	1,076,590
7,874	CH Robinson Worldwide, Inc.	554,802
52,726	CSX Corp.	1,608,143
41,761	Delta Air Lines, Inc.	1,643,713
10,156	Expeditors International of Washington, Inc.	523,237
13,612	FedEx Corp.	2,377,744
4,937	JB Hunt Transport Services, Inc.	400,588
6,055	Kansas City Southern	565,053
16,315	Norfolk Southern Corp.	1,583,534
2,931	Ryder System, Inc.	193,300
34,570	Southwest Airlines Co.	1,344,427
46,410	Union Pacific Corp.	4,526,367
16,362	United Continental Holdings, Inc.(2)	858,514
38,516	United Parcel Service, Inc., Class B	4,212,110
		21,919,461
	Utilities - 3.3%
36,766	AES Corp.	472,443
12,608	Alliant Energy Corp.	483,012
13,431	Ameren Corp.	660,537
27,464	American Electric Power Co., Inc.	1,763,463
9,841	American Water Works Co., Inc.	736,500

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.3% (continued)
	Utilities - 3.3% (continued)
24,110	CenterPoint Energy, Inc.	$560,075
15,606	CMS Energy Corp.	655,608
16,896	Consolidated Edison, Inc.	1,272,269
34,858	Dominion Resources, Inc.	2,588,904
9,945	DTE Energy Co.	931,548
38,329	Duke Energy Corp.	3,067,853
18,100	Edison International	1,307,725
9,972	Entergy Corp.	765,152
17,692	Eversource Energy	958,553
51,260	Exelon Corp.	1,706,445
23,646	FirstEnergy Corp.	782,210
26,036	NextEra Energy, Inc.	3,184,724
18,030	NiSource, Inc.	434,703
17,460	NRG Energy, Inc.	195,727
27,796	PG&E Corp.	1,700,281
6,164	Pinnacle West Capital Corp.	468,402
37,908	PPL Corp.	1,310,480
28,103	Public Service Enterprise Group, Inc.	1,176,673
8,009	SCANA Corp.	579,611
13,929	Sempra Energy	1,493,050
54,565	Southern Co. (The)	2,799,185
17,638	WEC Energy Group, Inc.	1,056,163
28,423	Xcel Energy, Inc.	1,169,322
		34,280,618
	Total Common Stocks (cost $584,276,630)	1,044,155,762
Exchange-Traded Fund - 0.2%
	Diversified Financial Services - 0.2%
11,890	Vanguard S&P 500 ETF	2,362,424
	Total Exchange-Traded Funds (cost $2,330,792)	2,362,424
	Total Long-Term Investments (cost $586,607,422)	1,046,518,186

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 10/03/2016 in the amount of $4,326,144, collateralized by U.S. Treasury Note 1.63%, 2019, value of $4,406,734)
$4,326,000	0.40%, 09/30/2016		$4,326,000
	Total Short-Term investments (cost $4,326,000)		4,326,000
	Total Investments (cost $590,933,422)(4)	99.9%	$1,050,844,186
	Other Assets and Liabilities	0.1%	1,350,295
	Net Assets	100.0%	$1,052,194,481

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)     See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)     Non-income producing.

(3)     Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At September 30, 2016

Hartford Financial Services Group, Inc. (The)	$1,082,762	$—	$144,504	$6,114	$14,368	$921,486

(4)     At September 30, 2016, the cost of securities for federal income tax purposes was $621,644,068, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$444,174,098
Unrealized Depreciation	(14,973,980)
Net Unrealized Appreciation	$429,200,118

Futures Contracts Outstanding at September 30, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini)	53	12/16/2016	$5,758,287	$5,725,060	$(33,227)

Cash of $510,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at September 30, 2016.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2016

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	12.5%
Consumer Staples	9.8
Energy	7.2
Financials	12.8
Health Care	14.5
Industrials	9.7
Information Technology	21.1
Materials	2.9
Real Estate	3.1
Telecommunication Services	2.6
Utilities	3.3
Total	99.5%

Short-Term Investments	0.4
Other assets and liabilities	0.1
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Index Fund
Schedule of Investments – (concluded)
September 30, 2016 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2016

Description	Total	Level 1(1)	Level 2(1)	Level 3

Assets:
Common Stocks(2)	$1,044,155,762	$1,044,155,762	$—	$—
Exchange-Traded Funds	2,362,424	2,362,424	—	—
Short-Term Investments	4,326,000	—	4,326,000	—

Total	$1,050,844,186	$1,046,518,186	$4,326,000	$—

Futures(3)	(33,227)	(33,227)	—	—

Total	$(33,227)	$(33,227)	$—	$—

(1)    For the nine-month period ended September 30, 2016, there were no transfers between any levels.

(2)    Refer to the Schedule of Investments for further industry breakout.

(3)    Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5%
	Automobiles & Components - 0.2%
850	BorgWarner, Inc.	$29,903
1,145	Delphi Automotive plc	81,661
16,330	Ford Motor Co.	197,103
5,947	General Motors Co.	188,936
1,095	Goodyear Tire & Rubber Co. (The)	35,369
745	Harley-Davidson, Inc.	39,180
3,950	Johnson Controls International plc	183,793
		755,945
	Banks - 1.3%
42,705	Bank of America Corp.	668,333
3,404	BB&T Corp.	128,399
12,160	Citigroup, Inc.	574,317
2,185	Citizens Financial Group, Inc.	53,991
720	Comerica, Inc.	34,070
3,220	Fifth Third Bancorp	65,881
4,547	Huntington Bancshares, Inc.	44,834
15,114	JPMorgan Chase & Co.	1,006,441
4,538	KeyCorp	55,228
653	M&T Bank Corp.	75,813
1,277	People’s United Financial, Inc.	20,202
2,057	PNC Financial Services Group, Inc. (The)	185,315
5,232	Regions Financial Corp.	51,640
2,103	SunTrust Banks, Inc.	92,112
6,732	US Bancorp	288,736
19,001	Wells Fargo & Co.	841,364
866	Zions Bancorp	26,863
		4,213,539
	Capital Goods - 1.7%
2,529	3M Co.	445,686
184	Acuity Brands, Inc.	48,686
404	Allegion plc	27,840
978	AMETEK, Inc.	46,729
2,428	Boeing Co. (The)	319,865
2,447	Caterpillar, Inc.	217,220
648	Cummins, Inc.	83,041
1,209	Deere & Co.	103,188
651	Dover Corp.	47,940
1,899	Eaton Corp. plc	124,783
2,696	Emerson Electric Co.	146,959
1,212	Fastenal Co.	50,637
535	Flowserve Corp.	25,808
587	Fluor Corp.	30,125
1,257	Fortive Corp.	63,981
643	Fortune Brands Home & Security, Inc.	37,358
1,201	General Dynamics Corp.	186,347
37,497	General Electric Co.	1,110,661
3,184	Honeywell International, Inc.	371,223
1,338	Illinois Tool Works, Inc.	160,346
1,080	Ingersoll-Rand plc	73,375
500	Jacobs Engineering Group, Inc.(2)	25,860
323	L-3 Communications Holdings, Inc.	48,686
1,056	Lockheed Martin Corp.	253,144
1,373	Masco Corp.	47,108

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Capital Goods - 1.7% (continued)
747	Northrop Grumman Corp.	$159,821
1,471	PACCAR, Inc.	86,465
559	Parker-Hannifin Corp.	70,171
690	Pentair plc	44,326
639	Quanta Services, Inc.(2)	17,886
1,235	Raytheon Co.	168,120
540	Rockwell Automation, Inc.	66,064
546	Rockwell Collins, Inc.	46,050
425	Roper Technologies, Inc.	77,550
244	Snap-on, Inc.	37,078
630	Stanley Black & Decker, Inc.	77,477
1,128	Textron, Inc.	44,838
208	TransDigm Group, Inc.(2)	60,137
363	United Rentals, Inc.(2)	28,492
3,257	United Technologies Corp.	330,911
234	WW Grainger, Inc.	52,613
750	Xylem, Inc.	39,337
		5,503,932
	Commercial & Professional Services - 0.2%
357	Cintas Corp.	40,198
152	Dun & Bradstreet Corp. (The)	20,766
500	Equifax, Inc.	67,290
1,401	Nielsen Holdings plc	75,052
764	Pitney Bowes, Inc.	13,874
979	Republic Services, Inc.	49,391
540	Robert Half International, Inc.	20,444
358	Stericycle, Inc.(2)	28,690
653	Verisk Analytics, Inc.(2)	53,076
1,704	Waste Management, Inc.	108,647
		477,428
	Consumer Durables & Apparel - 0.3%
1,166	Coach, Inc.	42,629
1,403	DR Horton, Inc.	42,371
482	Garmin Ltd.	23,189
1,583	Hanesbrands, Inc.	39,971
289	Harman International Industries, Inc.	24,406
471	Hasbro, Inc.	37,364
550	Leggett & Platt, Inc.	25,069
793	Lennar Corp., Class A	33,576
1,428	Mattel, Inc.	43,240
712	Michael Kors Holdings Ltd.(2)	33,314
263	Mohawk Industries, Inc.(2)	52,689
2,024	Newell Brands, Inc.	106,584
5,644	NIKE, Inc., Class B	297,157
1,291	PulteGroup, Inc.	25,872
333	PVH Corp.	36,796
233	Ralph Lauren Corp.	23,566
770	Under Armour, Inc., Class A(2)	29,784
777	Under Armour, Inc., Class C(2)	26,309
1,385	VF Corp.	77,629
314	Whirlpool Corp.	50,918
		1,072,433

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Consumer Services - 0.4%
1,805	Carnival Corp.	$88,120
121	Chipotle Mexican Grill, Inc.(2)	51,244
532	Darden Restaurants, Inc.	32,622
919	H&R Block, Inc.	21,275
1,339	Marriott International, Inc., Class A	90,155
3,570	McDonald’s Corp.	411,835
704	Royal Caribbean Cruises Ltd.	52,765
6,137	Starbucks Corp.	332,257
460	Wyndham Worldwide Corp.	30,972
334	Wynn Resorts Ltd.	32,538
1,550	Yum! Brands, Inc.	140,755
		1,284,538
	Diversified Financials - 1.2%
227	Affiliated Managers Group, Inc.(2)	32,847
3,248	American Express Co.	208,002
671	Ameriprise Financial, Inc.	66,946
4,471	Bank of New York Mellon Corp. (The)	178,303
7,944	Berkshire Hathaway, Inc., Class B(2)	1,147,670
511	BlackRock, Inc.	185,217
2,119	Capital One Financial Corp.	152,208
5,043	Charles Schwab Corp. (The)	159,207
1,419	CME Group, Inc.	148,314
1,686	Discover Financial Services	95,343
1,147	E*TRADE Financial Corp.(2)	33,401
1,458	Franklin Resources, Inc.	51,861
1,578	Goldman Sachs Group, Inc. (The)	254,484
497	Intercontinental Exchange, Inc.	133,872
1,725	Invesco Ltd.	53,941
388	Legg Mason, Inc.	12,990
1,365	Leucadia National Corp.	25,990
702	Moody’s Corp.	76,013
6,165	Morgan Stanley	197,650
473	NASDAQ, Inc.	31,946
1,337	Navient Corp.	19,346
888	Northern Trust Corp.	60,375
1,105	S&P Global, Inc.	139,849
1,532	State Street Corp.	106,673
3,307	Synchrony Financial	92,596
1,041	T Rowe Price Group, Inc.	69,226
		3,734,270
	Energy - 1.8%
2,278	Anadarko Petroleum Corp.	144,334
1,588	Apache Corp.	101,426
1,784	Baker Hughes, Inc.	90,038
1,951	Cabot Oil & Gas Corp.	50,336
2,748	Chesapeake Energy Corp.(2)	17,230
7,895	Chevron Corp.	812,553
398	Cimarex Energy Co.	53,479
593	Concho Resources, Inc.(2)	81,449
5,189	ConocoPhillips	225,566
2,179	Devon Energy Corp.	96,116
132	Diamond Offshore Drilling, Inc.	2,325
2,307	EOG Resources, Inc.	223,110

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Energy - 1.8% (continued)
725	EQT Corp.	$52,649
17,352	Exxon Mobil Corp.	1,514,483
950	FMC Technologies, Inc.(2)	28,187
3,609	Halliburton Co.	161,972
445	Helmerich & Payne, Inc.	29,948
1,117	Hess Corp.	59,894
8,038	Kinder Morgan, Inc.	185,919
3,556	Marathon Oil Corp.	56,220
2,205	Marathon Petroleum Corp.	89,501
678	Murphy Oil Corp.	20,611
1,584	National Oilwell Varco, Inc.	58,196
826	Newfield Exploration Co.(2)	35,898
1,798	Noble Energy, Inc.	64,261
3,200	Occidental Petroleum Corp.	233,344
882	ONEOK, Inc.	45,326
1,861	Phillips 66	149,904
710	Pioneer Natural Resources Co.	131,811
792	Range Resources Corp.	30,690
5,825	Schlumberger Ltd.	458,078
2,079	Southwestern Energy Co.(2)	28,773
2,934	Spectra Energy Corp.	125,428
495	Tesoro Corp.	39,382
1,405	Transocean Ltd.	14,977
1,928	Valero Energy Corp.	102,184
2,867	Williams Cos., Inc. (The)	88,103
		5,703,701
	Food & Staples Retailing - 0.5%
1,833	Costco Wholesale Corp.	279,551
4,461	CVS Health Corp.	396,985
3,973	Kroger Co. (The)	117,919
2,136	Sysco Corp.	104,685
6,342	Wal-Mart Stores, Inc.	457,385
3,578	Walgreens Boots Allliance, Inc.	288,458
1,320	Whole Foods Market, Inc.	37,422
		1,682,405
	Food, Beverage & Tobacco - 1.4%
8,176	Altria Group, Inc.	516,969
2,430	Archer-Daniels-Midland Co.	102,473
770	Brown-Forman Corp., Class B	36,529
807	Campbell Soup Co.	44,143
16,253	Coca-Cola Co. (The)	687,827
1,738	ConAgra Foods, Inc.	81,877
741	Constellation Brands, Inc., Class A	123,369
771	Dr Pepper Snapple Group, Inc.	70,400
2,500	General Mills, Inc.	159,700
590	Hershey Co. (The)	56,404
1,134	Hormel Foods Corp.	43,013
485	JM Smucker Co. (The)	65,737
1,058	Kellogg Co.	81,963
2,494	Kraft Heinz Co. (The)	223,238
484	McCormick & Co., Inc.	48,361
773	Mead Johnson Nutrition Co.	61,075
773	Molson Coors Brewing Co., Class B	84,875

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Food, Beverage & Tobacco - 1.4% (continued)
6,510	Mondelez International, Inc., Class A	$285,789
564	Monster Beverage Corp.(2)	82,801
6,022	PepsiCo, Inc.	655,013
6,492	Philip Morris International, Inc.	631,152
3,460	Reynolds American, Inc.	163,139
1,241	Tyson Foods, Inc., Class A	92,665
		4,398,512
	Health Care Equipment & Services - 1.3%
6,153	Abbott Laboratories	260,210
1,469	Aetna, Inc.	169,596
752	AmerisourceBergen Corp.	60,747
1,102	Anthem, Inc.	138,092
2,045	Baxter International, Inc.	97,342
892	Becton Dickinson and Co.	160,319
5,698	Boston Scientific Corp.(2)	135,612
1,331	Cardinal Health, Inc.	103,419
716	Centene Corp.(2)	47,943
1,263	Cerner Corp.(2)	77,990
1,071	Cigna Corp.	139,573
202	Cooper Cos., Inc. (The)	36,210
308	CR Bard, Inc.	69,078
2,543	Danaher Corp.	199,346
697	DaVita, Inc.(2)	46,051
970	DENTSPLY SIRONA, Inc.	57,647
889	Edwards Lifesciences Corp.(2)	107,178
2,638	Express Scripts Holding Co.(2)	186,058
1,233	HCA Holdings, Inc.(2)	93,252
344	Henry Schein, Inc.(2)	56,065
1,168	Hologic, Inc.(2)	45,353
622	Humana, Inc.	110,026
161	Intuitive Surgical, Inc.(2)	116,698
430	Laboratory Corp. of America Holdings(2)	59,116
945	McKesson Corp.	157,579
5,784	Medtronic plc	499,738
341	Patterson Cos., Inc.	15,665
585	Quest Diagnostics, Inc.	49,509
1,193	St Jude Medical, Inc.	95,154
1,301	Stryker Corp.	151,449
3,985	UnitedHealth Group, Inc.	557,900
377	Universal Health Services, Inc., Class B	46,454
391	Varian Medical Systems, Inc.(2)	38,916
836	Zimmer Biomet Holdings, Inc.	108,697
		4,293,982
	Household & Personal Products - 0.5%
1,078	Church & Dwight Co., Inc.	51,658
543	Clorox Co. (The)	67,973
3,730	Colgate-Palmolive Co.	276,542
263	Coty, Inc., Class A(2)	6,180
926	Estee Lauder Cos., Inc. (The), Class A	82,007
1,505	Kimberly-Clark Corp.	189,841
11,166	Procter & Gamble Co. (The)	1,002,148
		1,676,349

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Insurance - 0.6%
1,715	Aflac, Inc.	$123,257
1,549	Allstate Corp. (The)	107,160
4,259	American International Group, Inc.	252,729
1,112	Aon plc	125,089
743	Arthur J Gallagher & Co.	37,796
253	Assurant, Inc.	23,339
1,947	Chubb Ltd.	244,641
623	Cincinnati Financial Corp.	46,987
1,606	Hartford Financial Services Group, Inc. (The)(3)	68,769
980	Lincoln National Corp.	46,040
1,166	Loews Corp.	47,981
2,164	Marsh & McLennan Cos., Inc.	145,529
4,602	MetLife, Inc.	204,467
1,115	Principal Financial Group, Inc.	57,434
2,422	Progressive Corp. (The)	76,293
1,828	Prudential Financial, Inc.	149,256
460	Torchmark Corp.	29,389
1,207	Travelers Cos., Inc. (The)	138,262
978	Unum Group	34,533
541	Willis Towers Watson PLC	71,829
1,158	XL Group Ltd.	38,943
		2,069,723
	Materials - 0.7%
907	Air Products & Chemicals, Inc.	136,358
471	Albemarle Corp.	40,266
5,519	Alcoa, Inc.	55,963
366	Avery Dennison Corp.	28,471
730	Ball Corp.	59,824
957	CF Industries Holdings, Inc.	23,303
4,716	Dow Chemical Co. (The)	244,430
611	Eastman Chemical Co.	41,353
1,101	Ecolab, Inc.	134,014
3,659	EI du Pont de Nemours & Co.	245,043
566	FMC Corp.	27,360
5,081	Freeport-McMoRan, Inc.	55,180
335	International Flavors & Fragrances, Inc.	47,895
1,725	International Paper Co.	82,766
1,423	LyondellBasell Industries N.V., Class A	114,779
267	Martin Marietta Materials, Inc.	47,822
1,832	Monsanto Co.	187,230
1,466	Mosaic Co. (The)	35,858
2,227	Newmont Mining Corp.	87,499
1,334	Nucor Corp.	65,966
682	Owens-Illinois, Inc.(2)	12,542
1,117	PPG Industries, Inc.	115,453
1,191	Praxair, Inc.	143,909
827	Sealed Air Corp.	37,893
335	Sherwin-Williams Co. (The)	92,681
559	Vulcan Materials Co.	63,575
1,044	WestRock Co.	50,613
		2,278,046
	Media - 0.7%
1,697	CBS Corp., Class B	92,894

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Media - 0.7% (continued)
907	Charter Communications, Inc., Class A(2)	$244,863
10,053	Comcast Corp., Class A	666,916
639	Discovery Communications, Inc., Class A(2)	17,202
935	Discovery Communications, Inc., Class C(2)	24,600
1,688	Interpublic Group of Cos., Inc. (The)	37,727
1,572	News Corp., Class A	21,977
492	News Corp., Class B	6,996
989	Omnicom Group, Inc.	84,065
403	Scripps Networks Interactive, Inc., Class A	25,586
884	TEGNA, Inc.	19,324
3,256	Time Warner, Inc.	259,210
4,443	Twenty-First Century Fox, Inc., Class A	107,609
2,048	Twenty-First Century Fox, Inc., Class B	50,668
1,455	Viacom, Inc., Class B	55,435
6,186	Walt Disney Co. (The)	574,432
		2,289,504
	Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
6,815	AbbVie, Inc.	429,822
1,359	Agilent Technologies, Inc.	63,995
939	Alexion Pharmaceuticals, Inc.(2)	115,065
1,657	Allergan plc(2)	381,624
3,132	Amgen, Inc.	522,449
917	Biogen, Inc.(2)	287,049
6,993	Bristol-Myers Squibb Co.	377,063
3,244	Celgene Corp.(2)	339,095
4,065	Eli Lilly & Co.	326,257
823	Endo International plc(2)	16,583
5,522	Gilead Sciences, Inc.	436,901
614	Illumina, Inc.(2)	111,539
11,447	Johnson & Johnson	1,352,234
450	Mallinckrodt plc(2)	31,401
11,572	Merck & Co., Inc.	722,209
111	Mettler-Toledo International, Inc.(2)	46,601
1,917	Mylan N.V.(2)	73,076
463	PerkinElmer, Inc.	25,979
601	Perrigo Co. plc	55,490
25,383	Pfizer, Inc.	859,722
315	Regeneron Pharmaceuticals, Inc.(2)	126,636
1,650	Thermo Fisher Scientific, Inc.	262,449
1,037	Vertex Pharmaceuticals, Inc.(2)	90,437
335	Waters Corp.(2)	53,094
2,070	Zoetis, Inc.	107,661
		7,214,431
	Real Estate - 0.8%
1,780	American Tower Corp., REIT	201,727
661	Apartment Investment & Management Co., Class A, REIT	30,347
576	AvalonBay Communities, Inc., REIT	102,436
645	Boston Properties, Inc., REIT	87,907
1,259	CBRE Group, Inc., Class A, REIT(2)	35,227
1,412	Crown Castle International Corp., REIT	133,025
616	Digital Realty Trust, Inc., REIT	59,826
297	Equinix, Inc., REIT	106,994
1,534	Equity Residential, REIT	98,682

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Real Estate - 0.8% (continued)
275	Essex Property Trust, Inc., REIT	$61,243
525	Extra Space Storage, Inc., REIT	41,690
298	Federal Realty Investment Trust, REIT	45,871
2,448	General Growth Properties, Inc., REIT	67,565
1,961	HCP, Inc., REIT	74,420
3,088	Host Hotels & Resorts, Inc., REIT	48,080
1,012	Iron Mountain, Inc., REIT	37,980
1,762	Kimco Realty Corp., REIT	51,010
500	Macerich Co. (The), REIT	40,435
2,204	Prologis, Inc., REIT	118,002
623	Public Storage, REIT	139,016
1,081	Realty Income Corp., REIT	72,351
1,314	Simon Property Group, Inc., REIT	272,011
421	SL Green Realty Corp., REIT	45,510
1,121	UDR, Inc., REIT	40,345
1,470	Ventas, Inc., REIT	103,826
718	Vornado Realty Trust, REIT	72,669
1,497	Welltower, Inc., REIT	111,931
3,135	Weyerhaeuser Co., REIT	100,132
		2,400,258
	Retailing - 1.4%
309	Advance Auto Parts, Inc.	46,078
1,646	Amazon.com, Inc.(2)	1,378,212
277	AutoNation, Inc.(2)	13,493
122	AutoZone, Inc.(2)	93,737
652	Bed Bath & Beyond, Inc.	28,108
1,162	Best Buy Co., Inc.	44,365
799	CarMax, Inc.(2)	42,627
1,081	Dollar General Corp.	75,659
989	Dollar Tree, Inc.(2)	78,062
507	Expedia, Inc.	59,177
571	Foot Locker, Inc.	38,668
919	Gap, Inc. (The)	20,439
620	Genuine Parts Co.	62,279
5,169	Home Depot, Inc. (The)	665,147
755	Kohl’s Corp.	33,031
1,001	L Brands, Inc.	70,841
1,286	LKQ Corp.(2)	45,601
3,659	Lowe’s Cos., Inc.	264,216
1,293	Macy’s, Inc.	47,906
1,794	Netflix, Inc.(2)	176,799
490	Nordstrom, Inc.	25,421
397	O’Reilly Automotive, Inc.(2)	111,204
208	Priceline Group, Inc. (The)(2)	306,070
1,659	Ross Stores, Inc.	106,674
318	Signet Jewelers Ltd.	23,700
2,749	Staples, Inc.	23,504
2,405	Target Corp.	165,175
451	Tiffany & Co.	32,756
2,747	TJX Cos., Inc. (The)	205,421
559	Tractor Supply Co.	37,649
482	TripAdvisor, Inc.(2)	30,453
244	Ulta Salon Cosmetics & Fragrance, Inc.(2)	58,067

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Retailing - 1.4% (continued)
367	Urban Outfitters, Inc.(2)	$12,669
		4,423,208
	Semiconductors & Semiconductor Equipment - 0.8%
1,290	Analog Devices, Inc.	83,140
4,521	Applied Materials, Inc.	136,308
1,655	Broadcom Ltd.	285,521
329	First Solar, Inc.(2)	12,992
19,792	Intel Corp.	747,148
653	KLA-Tencor Corp.	45,521
670	Lam Research Corp.	63,456
1,001	Linear Technology Corp.	59,349
901	Microchip Technology, Inc.	55,988
4,352	Micron Technology, Inc.(2)	77,379
2,238	NVIDIA Corp.	153,348
538	Qorvo, Inc.(2)	29,988
6,164	QUALCOMM, Inc.	422,234
788	Skyworks Solutions, Inc.	59,998
4,194	Texas Instruments, Inc.	294,335
1,065	Xilinx, Inc.	57,872
		2,584,577
	Software & Services - 3.1%
2,605	Accenture plc, Class A	318,253
2,853	Activision Blizzard, Inc.	126,388
2,086	Adobe Systems, Inc.(2)	226,415
736	Akamai Technologies, Inc.(2)	39,001
243	Alliance Data Systems Corp.(2)	52,131
1,234	Alphabet, Inc., Class A(2)	992,210
1,236	Alphabet, Inc., Class C(2)	960,731
811	Autodesk, Inc.(2)	58,660
1,909	Automatic Data Processing, Inc.	168,374
1,302	CA, Inc.	43,070
651	Citrix Systems, Inc.(2)	55,478
2,541	Cognizant Technology Solutions Corp., Class A(2)	121,231
621	CSRA, Inc.	16,705
4,388	eBay, Inc.(2)	144,365
1,257	Electronic Arts, Inc.(2)	107,348
9,720	Facebook, Inc., Class A(2)	1,246,784
1,371	Fidelity National Information Services, Inc.	105,608
917	Fiserv, Inc.(2)	91,214
646	Global Payments, Inc.	49,587
3,640	International Business Machines Corp.	578,214
1,025	Intuit, Inc.	112,760
4,012	MasterCard, Inc., Class A	408,301
32,607	Microsoft Corp.	1,878,163
12,593	Oracle Corp.	494,653
1,345	Paychex, Inc.	77,835
4,698	PayPal Holdings, Inc.(2)	192,477
761	Red Hat, Inc.(2)	61,512
2,695	salesforce.com, Inc.(2)	192,234
2,570	Symantec Corp.	64,507
551	Teradata Corp.(2)	17,081
694	Total System Services, Inc.	32,722
392	VeriSign, Inc.(2)	30,670

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Software & Services - 3.1% (continued)
7,893	Visa, Inc., Class A	$652,751
2,022	Western Union Co. (The)	42,098
3,586	Xerox Corp.	36,326
3,666	Yahoo!, Inc.(2)	158,005
		9,953,862
	Technology Hardware & Equipment - 1.3%
1,293	Amphenol Corp., Class A	83,942
22,546	Apple, Inc.	2,548,825
21,043	Cisco Systems, Inc.	667,484
4,334	Corning, Inc.	102,499
275	F5 Networks, Inc.(2)	34,276
566	FLIR Systems, Inc.	17,784
523	Harris Corp.	47,912
6,943	Hewlett Packard Enterprise Co.	157,953
7,181	HP, Inc.	111,521
1,612	Juniper Networks, Inc.	38,785
702	Motorola Solutions, Inc.	53,549
1,175	NetApp, Inc.	42,088
1,253	Seagate Technology plc	48,303
1,488	TE Connectivity Ltd.	95,797
1,183	Western Digital Corp.	69,170
		4,119,888
	Telecommunication Services - 0.7%
25,743	AT&T, Inc.	1,045,423
2,291	CenturyLink, Inc.	62,842
4,812	Frontier Communications Corp.	20,018
1,215	Level 3 Communications, Inc.(2)	56,352
17,057	Verizon Communications, Inc.	886,623
		2,071,258
	Transportation - 0.5%
518	Alaska Air Group, Inc.	34,116
2,224	American Airlines Group, Inc.	81,421
599	CH Robinson Worldwide, Inc.	42,206
3,960	CSX Corp.	120,780
3,134	Delta Air Lines, Inc.	123,354
764	Expeditors International of Washington, Inc.	39,361
1,022	FedEx Corp.	178,523
365	JB Hunt Transport Services, Inc.	29,616
453	Kansas City Southern	42,274
1,224	Norfolk Southern Corp.	118,801
222	Ryder System, Inc.	14,641
2,591	Southwest Airlines Co.	100,764
3,486	Union Pacific Corp.	339,990
1,220	United Continental Holdings, Inc.(2)	64,013
2,892	United Parcel Service, Inc., Class B	316,269
		1,646,129
	Utilities - 0.8%
2,773	AES Corp.	35,633
954	Alliant Energy Corp.	36,548
1,019	Ameren Corp.	50,114
2,064	American Electric Power Co., Inc.	132,529
746	American Water Works Co., Inc.	55,831

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.5% (continued)
	Utilities - 0.8% (continued)
1,807	CenterPoint Energy, Inc.	$41,977
1,172	CMS Energy Corp.	49,236
1,267	Consolidated Edison, Inc.	95,405
2,622	Dominion Resources, Inc.	194,736
745	DTE Energy Co.	69,784
2,884	Duke Energy Corp.	230,835
1,358	Edison International	98,115
750	Entergy Corp.	57,547
1,331	Eversource Energy	72,114
3,864	Exelon Corp.	128,633
1,782	FirstEnergy Corp.	58,949
1,955	NextEra Energy, Inc.	239,136
1,353	NiSource, Inc.	32,621
1,292	NRG Energy, Inc.	14,483
2,087	PG&E Corp.	127,662
467	Pinnacle West Capital Corp.	35,487
2,840	PPL Corp.	98,179
2,106	Public Service Enterprise Group, Inc.	88,178
600	SCANA Corp.	43,422
1,047	Sempra Energy	112,228
4,096	Southern Co. (The)	210,125
1,313	WEC Energy Group, Inc.	78,622
2,115	Xcel Energy, Inc.	87,011
		2,575,140
	Total Common Stocks (cost $61,965,595)	78,423,058
Exchange-Traded Fund - 0.2%
	Diversified Financial Services - 0.2%
2,316	Vanguard S&P 500 ETF (cost $458,279)	460,166
	Total Exchange-Traded Funds (cost $458,279)	460,166
Asset & Commercial Mortgage Backed Securities - 0.6%
	Banc of America Commercial Mortgage Trust
	Series 2006-3, Class A4
$371	5.89%, 07/10/2044(4)	370
	Series 2007-1, Class A4
17,324	5.45%, 01/15/2049	17,393
	Series 2007-3, Class A4
17,417	5.72%, 06/10/2049(4)	17,628
	Series 2007-4, Class A4
6,579	5.94%, 02/10/2051(4)	6,712
	Series 2007-5, Class A4
16,742	5.49%, 02/10/2051	17,129
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW14, Class A4
20,675	5.20%, 12/11/2038	20,663
	Series 2007-PW15, Class A4
15,151	5.33%, 02/11/2044	15,264
	Series 2007-PW16, Class A4
42,763	5.91%, 06/11/2040(4)	43,427

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.6% (continued)
	Bear Stearns Commercial Mortgage Securities Trust - (continued)
	Series 2007-PW18, Class A4
$23,188	5.70%, 06/11/2050	$23,883
100,000	Chase Issuance Trust, Series 2013-A1, Class A1 1.30%, 02/18/2020	100,289
100,000	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 09/20/2019	104,403
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
35,000	5.90%, 12/10/2049(4)	35,635
	Series 2008-C7, Class A4
16,456	6.33%, 12/10/2049(4)	16,969
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	54,431
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5
934	5.62%, 10/15/2048	933
	Series 2007-CD4, Class A4
10,781	5.32%, 12/11/2049	10,827
	Series 2007-CD5, Class A4
24,378	5.89%, 11/15/2044(4)	24,991
	Cobalt CMBS Commercial Mortgage Trust
	Series 2007-C2, Class A3
21,951	5.48%, 04/15/2047(4)	22,130
	Series 2007-C3, Class A4
20,265	5.95%, 05/15/2046(4)	20,670
	COMM Mortgage Trust
	Series 2013-CR9, Class A4,
35,000	4.38%, 07/10/2045(4)	39,371
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	49,314
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	54,112
	Series 2015-LC23, Class A4
35,000	3.77%, 10/10/2053	38,333
	Commercial Mortgage Pass-Through Certificates
	Series 2007-C9, Class A4
13,600	6.01%, 12/10/2049(4)	13,916
	Series 2012-CR2, Class A4
30,000	3.15%, 08/15/2045	31,866
	Commercial Mortgage Trust
	Series 2007-GG11, Class A4
19,701	5.74%, 12/10/2049	20,221
	Series 2007-GG9, Class A4
21,296	5.44%, 03/10/2039	21,327
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,694
18,999	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4 5.88%, 06/15/2039(4)	19,197
35,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.81%, 11/15/2048	38,316
33,514	Ford Credit Automotive Owner Trust, Series 2013-A, Class A4, ABS 0.78%, 05/15/2018	33,505
26,553	GE Commercial Mortgage Corp., Series 2007-C1, Class A4 5.54%, 12/10/2049	26,803

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.6% (continued)
$10,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 02/10/2046	$10,466
	GS Mortgage Securities Trust
	Series 2007-GG10, Class A4
39,149	5.99%, 08/10/2045(4)	39,740
	Series 2012-GC6, Class A3
20,000	3.48%, 01/10/2045	21,533
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	53,502
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	42,248
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	39,350
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	45,083
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	44,562
	Series 2015-GS1, Class A3
30,000	3.73%, 11/10/2048	33,029
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-LDP9, Class A3
7,019	5.34%, 05/15/2047	7,020
	Series 2007-CB18, Class A4
21,041	5.44%, 06/12/2047	21,148
	Series 2007-CB20, Class A4
33,578	5.79%, 02/12/2051(4)	34,452
	Series 2007-LD11, Class A4
23,510	5.94%, 06/15/2049(4)	23,833
	Series 2007-LDPX, Class A3
9,382	5.42%, 01/15/2049	9,452
	Series 2011-C5, Class A3
8,983	4.17%, 08/15/2046	9,837
40,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 09/15/2047	43,651
	LB-UBS Commercial Mortgage Trust
	Series 2007-C1, Class A4
23,292	5.42%, 02/15/2040	23,402
	Series 2007-C7, Class A3
14,416	5.87%, 09/15/2045(4)	14,934
	ML-CFC Commercial Mortgage Trust
	Series 2007-5, Class A4
15,051	5.38%, 08/12/2048	15,124
	Series 2007-9, Class A4
34,955	5.70%, 09/12/2049	36,025
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	44,706
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	55,427
	Series 2015-C22, Class A4
30,000	3.31%, 04/15/2048	31,975
	Series 2015-C27, Class A4
30,000	3.75%, 12/15/2047	33,044

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.6% (continued)
	Morgan Stanley Capital I Trust
	Series 2007-IQ14, Class A4
$25,000	5.69%, 04/15/2049(4)	$25,272
	Series 2007-IQ16, Class A4
18,402	5.81%, 12/12/2049	18,922
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class A4
1,435	5.31%, 11/15/2048	1,434
	Series 2007-C30, Class A5
25,000	5.34%, 12/15/2043	25,160
	Series 2007-C31, Class A4
20,249	5.51%, 04/15/2047	20,433
	Series 2007-C32, Class A3
25,000	5.89%, 06/15/2049(4)	25,412
	Series 2007-C34, Class A3
23,635	5.68%, 05/15/2046	24,066
40,000	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/2045	41,627
	Total Asset & Commercial Mortgage Backed Securities (cost $1,885,754)	1,871,591
Corporate Bonds - 12.3%
	Advertising - 0.0%
40,000	Omnicom Group, Inc. 3.63%, 05/01/2022	42,849
	Aerospace/Defense - 0.2%
100,000	Boeing Co. (The) 4.88%, 02/15/2020	112,059
15,000	General Dynamics Corp. 3.88%, 07/15/2021	16,474
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	152,047
75,000	4.85%, 09/15/2041	88,486
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	47,259
20,000	5.05%, 08/01/2019	21,881
95,000	Raytheon Co. 3.13%, 10/15/2020	100,771
	United Technologies Corp.
65,000	4.50%, 04/15/2020	71,853
75,000	4.50%, 06/01/2042	86,866
		697,696
	Agriculture - 0.2%
140,000	Altria Group, Inc. 4.75%, 05/05/2021	158,250
33,000	Archer-Daniels-Midland Co. 4.02%, 04/16/2043	35,886
	Philip Morris International, Inc.
105,000	4.50%, 03/26/2020	115,332
75,000	4.50%, 03/20/2042	84,631
90,000	Reynolds American, Inc. 4.45%, 06/12/2025	100,415
		494,514

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Auto Manufacturers - 0.2%
$18,000	Daimler Finance North America LLC 8.50%, 01/18/2031	$29,271
130,000	Ford Motor Co. 7.45%, 07/16/2031	171,950
	General Motors Co.
100,000	3.50%, 10/02/2018	103,085
90,000	6.25%, 10/02/2043	106,222
	Toyota Motor Credit Corp.
	MTN
70,000	2.00%, 10/24/2018	71,024
90,000	3.40%, 09/15/2021	97,028
		578,580
	Auto Parts & Equipment - 0.0%
100,000	Johnson Controls, Inc. 5.00%, 03/30/2020	109,818
	Beverages - 0.3%
395,000	Anheuser-Busch InBev Finance, Inc. 3.65%, 02/01/2026	424,230
	Anheuser-Busch InBev Worldwide, Inc.
95,000	3.75%, 07/15/2042	95,087
125,000	5.38%, 01/15/2020	139,636
	Coca-Cola Co. (The)
60,000	1.65%, 03/14/2018	60,572
100,000	3.15%, 11/15/2020	107,310
25,000	Diageo Capital plc 3.88%, 04/29/2043	26,350
35,000	Molson Coors Brewing Co. 4.20%, 07/15/2046	36,468
	PepsiCo, Inc.
60,000	3.13%, 11/01/2020	63,776
65,000	5.50%, 01/15/2040	85,784
		1,039,213
	Biotechnology - 0.2%
	Amgen, Inc.
105,000	3.88%, 11/15/2021	114,109
25,000	4.40%, 05/01/2045	26,261
68,000	4.66%, 06/15/2051(5)	72,678
160,000	Celgene Corp. 3.25%, 08/15/2022	167,930
	Gilead Sciences, Inc.
230,000	3.70%, 04/01/2024	247,601
20,000	4.40%, 12/01/2021	22,342
15,000	4.80%, 04/01/2044	16,740
		667,661
	Chemicals - 0.2%
50,000	CF Industries, Inc. 4.95%, 06/01/2043	46,812
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	218,841
25,000	4.38%, 11/15/2042	25,450
90,000	Eastman Chemical Co. 3.80%, 03/15/2025	95,268

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Chemicals - 0.2% (continued)
$45,000	Ecolab, Inc. 4.35%, 12/08/2021	$50,522
20,000	EI du Pont de Nemours & Co. 5.60%, 12/15/2036	24,353
	LYB International Finance BV
50,000	4.00%, 07/15/2023	54,198
30,000	4.88%, 03/15/2044	32,408
25,000	Monsanto Co. 4.40%, 07/15/2044	25,894
35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	39,011
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	21,178
55,000	Praxair, Inc. 2.45%, 02/15/2022	56,771
		690,706
	Commercial Banks - 2.6%
	Bank of America Corp.
180,000	3.30%, 01/11/2023	186,330
445,000	5.00%, 05/13/2021	497,461
85,000	5.88%, 02/07/2042	110,815
150,000	Bank of Montreal 1.45%, 04/09/2018	150,004
150,000	Bank of New York Mellon Corp. (The) 3.55%, 09/23/2021	161,488
95,000	Bank of Nova Scotia 4.38%, 01/13/2021	104,324
270,000	Barclays PLC 2.88%, 06/08/2020	271,618
130,000	BB&T Corp. 5.25%, 11/01/2019	143,773
140,000	Capital One Financial Corp. 4.75%, 07/15/2021	155,791
	Citigroup, Inc.
410,000	2.65%, 10/26/2020	418,810
205,000	6.63%, 06/15/2032	253,687
	Cooperatieve Rabobank UA
195,000	4.50%, 01/11/2021	215,644
45,000	5.25%, 05/24/2041	55,420
350,000	Credit Suisse 5.30%, 08/13/2019	383,361
70,000	Deutsche Bank AG 3.70%, 05/30/2024	67,032
100,000	Fifth Third Bancorp 3.50%, 03/15/2022	105,868
	Goldman Sachs Group, Inc. (The)
335,000	3.85%, 07/08/2024	355,683
139,000	6.25%, 02/01/2041	181,753
550,000	HSBC Holdings plc 5.10%, 04/05/2021	608,037
110,000	HSBC USA, Inc. 3.50%, 06/23/2024	114,474

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Commercial Banks - 2.6% (continued)
	JPMorgan Chase & Co.
$755,000	4.95%, 03/25/2020	$831,055
130,000	5.50%, 10/15/2040	164,923
80,000	6.00%, 01/15/2018	84,521
155,000	6.30%, 04/23/2019	172,670
160,000	Landwirtschaftliche Rentenbank 1.88%, 09/17/2018	162,840
	Morgan Stanley
40,000	4.30%, 01/27/2045	42,818
655,000	5.50%, 07/28/2021	747,045
	PNC Financial Services Group, Inc. (The)
70,000	3.30%, 03/08/2022	74,326
150,000	5.13%, 02/08/2020	166,636
60,000	Royal Bank of Canada 4.65%, 01/27/2026	65,397
80,000	State Street Corp. 4.38%, 03/07/2021	88,910
150,000	Sumitomo Mitsui Financial Group, Inc. 2.93%, 03/09/2021	154,165
180,000	US Bancorp 4.13%, 05/24/2021	199,483
	Wells Fargo & Co.
200,000	3.50%, 03/08/2022	212,201
270,000	4.60%, 04/01/2021	298,091
130,000	5.61%, 01/15/2044	155,298
		8,161,752
	Commercial Services - 0.0%
75,000	Princeton University 4.95%, 03/01/2019	81,359
	Diversified Financial Services - 0.3%
148,000	American Express Co. 2.65%, 12/02/2022	151,461
105,000	BlackRock, Inc. 5.00%, 12/10/2019	116,490
190,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45%, 06/15/2023(5)	203,577
248,000	GE Capital International Funding Co. 2.34%, 11/15/2020	254,718
130,000	General Electric Capital Corp. 5.88%, 01/14/2038	174,107
80,000	HSBC Finance Corp. 6.68%, 01/15/2021	92,021
110,000	National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	115,880
		1,108,254
	Electric - 0.8%
40,000	Alabama Power Co. 6.00%, 03/01/2039	52,790
100,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	132,824
15,000	CenterPoint Energy Houston Electric LLC 3.55%, 08/01/2042	15,251

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Electric - 0.8% (continued)
$60,000	CMS Energy Corp. 5.05%, 03/15/2022	$68,447
40,000	Commonwealth Edison Co. 3.80%, 10/01/2042	42,008
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	84,427
40,000	6.65%, 04/01/2019	45,028
	Dominion Resources, Inc.
140,000	4.45%, 03/15/2021	153,913
	Series C
45,000	4.90%, 08/01/2041	50,296
	Duke Energy Carolinas LLC
90,000	4.00%, 09/30/2042	96,469
35,000	5.30%, 02/15/2040	44,325
	Exelon Generation Co. LLC
75,000	4.00%, 10/01/2020	80,102
85,000	6.25%, 10/01/2039	94,586
85,000	Florida Power & Light Co. 5.69%, 03/01/2040	114,874
100,000	Georgia Power Co. 2.85%, 05/15/2022	104,730
25,000	Indiana Michigan Power Co. 6.05%, 03/15/2037	31,560
70,000	Kentucky Utilities Co. 5.13%, 11/01/2040	86,983
55,000	Nevada Power Co., Series R 6.75%, 07/01/2037	78,016
40,000	NiSource Finance Corp. 5.25%, 02/15/2043	47,530
80,000	Northern States Power Co. 3.40%, 08/15/2042	81,161
75,000	Ohio Power Co., Series M 5.38%, 10/01/2021	85,825
95,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	120,366
135,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	180,024
	Progress Energy, Inc.
140,000	3.15%, 04/01/2022	146,642
130,000	4.40%, 01/15/2021	141,972
25,000	PSEG Power LLC 5.13%, 04/15/2020	27,366
45,000	Public Service Electric & Gas Co. 3.95%, 05/01/2042	49,402
32,000	San Diego Gas & Electric Co. 4.50%, 08/15/2040	37,367
40,000	South Carolina Electric & Gas Co. 6.05%, 01/15/2038	52,270
75,000	Southern California Edison Co. 4.50%, 09/01/2040	87,104
65,000	Xcel Energy, Inc. 4.70%, 05/15/2020	70,959
		2,504,617

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Electrical Components & Equipment - 0.0%
$70,000	Emerson Electric Co. 4.88%, 10/15/2019	$76,960
	Electronics - 0.1%
	Honeywell International, Inc.
80,000	4.25%, 03/01/2021	89,255
20,000	5.70%, 03/15/2037	26,655
18,000	Koninklijke Philips N.V. 6.88%, 03/11/2038	23,823
100,000	Thermo Fisher Scientific, Inc. 4.15%, 02/01/2024	108,656
		248,389
	Environmental Control - 0.1%
95,000	Republic Services, Inc. 5.00%, 03/01/2020	104,546
105,000	Waste Management, Inc. 4.75%, 06/30/2020	116,695
		221,241
	Food - 0.3%
7,000	ConAgra Foods, Inc. 7.00%, 04/15/2019	7,826
80,000	General Mills, Inc. 5.65%, 02/15/2019	87,624
70,000	JM Smucker Co. (The) 3.50%, 03/15/2025	74,968
45,000	Kellogg Co. 4.00%, 12/15/2020	49,230
183,000	Kraft Foods Group, Inc. 5.38%, 02/10/2020	204,308
75,000	Kraft Heinz Foods Co. 5.00%, 06/04/2042	86,174
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	78,193
40,000	7.50%, 04/01/2031	56,611
80,000	Mondelez International, Inc. 4.00%, 02/01/2024	87,745
50,000	Tyson Foods, Inc. 3.95%, 08/15/2024	53,966
20,000	Unilever Capital Corp. 5.90%, 11/15/2032	28,109
		814,754
	Forest Products & Paper - 0.0%
10,000	Georgia-Pacific LLC 7.75%, 11/15/2029	14,310
100,000	International Paper Co. 3.80%, 01/15/2026	106,257
		120,567
	Gas - 0.0%
8,000	Atmos Energy Corp. 5.50%, 06/15/2041	10,123

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Gas - 0.0% (continued)
$65,000	Sempra Energy 6.00%, 10/15/2039	$83,101
		93,224
	Healthcare-Products - 0.2%
75,000	Becton Dickinson and Co. 4.69%, 12/15/2044	85,536
70,000	Boston Scientific Corp. 6.00%, 01/15/2020	79,078
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	47,781
25,000	6.00%, 10/15/2017	26,217
305,000	Medtronic, Inc. 3.50%, 03/15/2025	328,444
60,000	Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	61,839
		628,895
	Healthcare-Services - 0.3%
375,000	Aetna, Inc. 3.95%, 09/01/2020	403,345
90,000	Anthem, Inc. 4.65%, 01/15/2043	98,186
	Cigna Corp.
50,000	4.00%, 02/15/2022	54,360
10,000	5.38%, 02/15/2042	12,087
40,000	Quest Diagnostics, Inc. 4.70%, 04/01/2021	44,322
125,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	183,194
		795,494
	Household Products - 0.1%
90,000	Colgate-Palmolive Co. 2.30%, 05/03/2022	93,002
	Procter & Gamble Co. (The)
115,000	4.70%, 02/15/2019	124,513
20,000	5.55%, 03/05/2037	28,178
		245,693
	Household Products/Wares - 0.0%
12,000	Kimberly-Clark Corp. 5.30%, 03/01/2041	15,837
	Insurance - 0.5%
75,000	ACE INA Holdings, Inc. 2.88%, 11/03/2022	78,788
45,000	Allstate Corp. (The) 5.55%, 05/09/2035	57,777
90,000	American International Group, Inc. 4.50%, 07/16/2044	91,678
20,000	Aon Corp. 5.00%, 09/30/2020	22,150
30,000	Aon plc 4.75%, 05/15/2045	32,521
225,000	Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	240,110

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Insurance - 0.5% (continued)
$75,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	$86,885
90,000	Chubb Corp. (The) 5.75%, 05/15/2018	96,522
115,000	Chubb INA Holdings, Inc. 2.70%, 03/13/2023	118,787
60,000	Lincoln National Corp. 4.00%, 09/01/2023	63,956
35,000	Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	39,088
	MetLife, Inc.
90,000	5.70%, 06/15/2035	108,904
120,000	7.72%, 02/15/2019	137,309
70,000	Principal Financial Group, Inc. 3.30%, 09/15/2022	72,824
	Prudential Financial, Inc.
145,000	5.38%, 06/21/2020	162,770
45,000	5.80%, 11/16/2041	54,009
50,000	Travelers Cos., Inc. (The) 4.60%, 08/01/2043	59,653
		1,523,731
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 6.88%, 11/10/2039	87,075
	IT Services - 0.3%
	Apple, Inc.
445,000	2.40%, 05/03/2023	453,075
45,000	3.45%, 02/09/2045	42,996
170,000	Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(5)	181,273
45,000	HP, Inc. 4.30%, 06/01/2021	48,670
105,000	International Business Machines Corp. 5.60%, 11/30/2039	134,974
		860,988
	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
20,000	3.80%, 08/15/2042	20,498
185,000	3.90%, 05/27/2021	202,436
		222,934
	Machinery-Diversified - 0.0%
30,000	Deere & Co. 3.90%, 06/09/2042	32,514
	Media - 0.5%
131,000	21st Century Fox America, Inc. 6.40%, 12/15/2035	167,927
90,000	CBS Corp. 3.70%, 08/15/2024	94,215
140,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025(5)	154,428

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Media - 0.5% (continued)
	Comcast Corp.
$120,000	4.65%, 07/15/2042	$138,673
305,000	5.15%, 03/01/2020	341,986
55,000	7.05%, 03/15/2033	78,018
	Discovery Communications LLC
30,000	4.88%, 04/01/2043	28,550
20,000	5.05%, 06/01/2020	21,898
	Time Warner Cable LLC
245,000	4.00%, 09/01/2021	260,023
65,000	6.75%, 07/01/2018	70,626
160,000	Time Warner, Inc. 6.50%, 11/15/2036	206,797
68,000	Viacom, Inc. 4.38%, 03/15/2043	62,428
55,000	Walt Disney Co. (The) 4.13%, 12/01/2041	61,839
		1,687,408
	Mining - 0.1%
25,000	Barrick Gold Corp. 5.25%, 04/01/2042	27,415
	BHP Billiton Finance USA Ltd.
80,000	3.85%, 09/30/2023	87,581
15,000	4.13%, 02/24/2042	15,579
5,000	Newmont Mining Corp. 6.25%, 10/01/2039	5,897
25,000	Rio Tinto Finance USA Ltd. 5.20%, 11/02/2040	29,271
55,000	Southern Copper Corp. 6.75%, 04/16/2040	59,941
		225,684
	Miscellaneous Manufacturer - 0.2%
25,000	3M Co. 5.70%, 03/15/2037	34,312
115,000	Eaton Corp. 2.75%, 11/02/2022	118,880
	General Electric Co.
67,000	4.13%, 10/09/2042	73,324
120,000	5.25%, 12/06/2017	125,784
35,000	Illinois Tool Works, Inc. 3.90%, 09/01/2042	38,647
100,000	Newell Brands, Inc. 4.20%, 04/01/2026	108,911
		499,858
	Multi-National - 0.6%
	Asian Development Bank
100,000	1.75%, 09/11/2018	101,541
90,000	2.00%, 01/22/2025	91,585
730,000	European Investment Bank 2.88%, 09/15/2020	773,984
570,000	Inter-American Development Bank 3.88%, 02/14/2020	619,544

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Multi-National - 0.6% (continued)
$347,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	$473,730
		2,060,384
	Office/Business Equipment - 0.0%
20,000	Xerox Corp. 6.35%, 05/15/2018	21,239
	Oil & Gas - 0.8%
40,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	45,749
50,000	Apache Corp. 5.10%, 09/01/2040	51,860
190,000	BP Capital Markets plc 3.25%, 05/06/2022	200,112
40,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037(6)	44,412
	Chevron Corp.
35,000	2.36%, 12/05/2022	35,634
150,000	2.43%, 06/24/2020	154,312
108,000	ConocoPhillips 6.50%, 02/01/2039	139,409
65,000	Devon Financing Co. LLC 7.88%, 09/30/2031(6)	80,521
	Exxon Mobil Corp.
55,000	2.71%, 03/06/2025	56,516
40,000	3.57%, 03/06/2045	40,531
28,000	Hess Corp. 5.60%, 02/15/2041	27,909
60,000	Kerr-McGee Corp. 6.95%, 07/01/2024	72,128
15,000	Marathon Oil Corp. 6.60%, 10/01/2037(6)	15,341
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	30,694
15,000	5.13%, 03/01/2021	16,571
50,000	Nexen Energy ULC 7.50%, 07/30/2039	74,433
60,000	Noble Energy, Inc. 6.00%, 03/01/2041(6)	64,913
	Occidental Petroleum Corp.
40,000	4.10%, 02/01/2021	43,476
35,000	4.40%, 04/15/2046	38,636
	Petroleos Mexicanos
185,000	5.75%, 03/01/2018	194,157
195,000	6.50%, 06/02/2041	189,638
	Phillips 66
35,000	4.30%, 04/01/2022	38,473
45,000	4.88%, 11/15/2044	49,990
	Shell International Finance BV
115,000	3.63%, 08/21/2042	111,189
170,000	4.30%, 09/22/2019	183,574
	Statoil ASA
35,000	5.10%, 08/17/2040	41,872
255,000	5.25%, 04/15/2019	279,161

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Oil & Gas - 0.8% (continued)
$60,000	Suncor Energy, Inc. 6.50%, 06/15/2038	$78,564
95,000	Total Capital S.A. 4.25%, 12/15/2021	106,137
140,000	Valero Energy Corp. 6.13%, 02/01/2020	157,965
		2,663,877
	Oil & Gas Services - 0.0%
46,000	Baker Hughes, Inc. 5.13%, 09/15/2040	51,463
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	47,190
15,000	3.95%, 12/01/2042	11,816
		110,469
	Pharmaceuticals - 0.6%
70,000	Abbott Laboratories 2.95%, 03/15/2025	71,713
420,000	AbbVie, Inc. 2.90%, 11/06/2022	430,665
	Actavis Funding SCS
125,000	3.85%, 06/15/2024	132,863
60,000	4.75%, 03/15/2045	65,605
35,000	AstraZeneca plc 6.45%, 09/15/2037	48,806
25,000	Bristol-Myers Squibb Co. 3.25%, 08/01/2042	25,031
60,000	Cardinal Health, Inc. 3.50%, 11/15/2024	64,007
125,000	Express Scripts Holding Co. 4.50%, 02/25/2026	137,104
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	41,877
47,000	6.38%, 05/15/2038	67,777
75,000	Johnson & Johnson 5.95%, 08/15/2037	109,497
	McKesson Corp.
70,000	3.80%, 03/15/2024	75,490
50,000	4.75%, 03/01/2021	55,534
75,000	Merck & Co., Inc. 3.60%, 09/15/2042	78,435
145,000	Novartis Capital Corp. 2.40%, 09/21/2022	150,040
100,000	Pfizer, Inc. 6.20%, 03/15/2019	111,369
20,000	Sanofi 4.00%, 03/29/2021	21,990
28,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	29,739
120,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	120,555

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Pharmaceuticals - 0.6% (continued)
$80,000	Wyeth LLC 5.95%, 04/01/2037	$106,982
		1,945,079
	Pipelines - 0.3%
	Energy Transfer Partners L.P.
100,000	6.50%, 02/01/2042	104,308
64,000	9.00%, 04/15/2019	73,078
	Enterprise Products Operating LLC
100,000	4.45%, 02/15/2043	97,934
20,000	4.85%, 03/15/2044	20,785
	Kinder Morgan Energy Partners L.P.
35,000	4.70%, 11/01/2042	32,286
127,000	6.38%, 03/01/2041	137,238
40,000	ONEOK Partners L.P. 6.65%, 10/01/2036	44,320
65,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.65%, 01/15/2037	70,426
	TransCanada PipeLines Ltd.
125,000	3.75%, 10/16/2023	133,475
55,000	3.80%, 10/01/2020	58,910
20,000	Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/2042	19,240
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	129,919
40,000	6.30%, 04/15/2040	43,975
		965,894
	Real Estate Investment Trusts - 0.2%
100,000	Boston Properties L.P. 5.88%, 10/15/2019	111,035
160,000	HCP, Inc. 6.70%, 01/30/2018	170,703
220,000	Simon Property Group L.P. 5.65%, 02/01/2020	246,284
	Welltower, Inc.
40,000	3.75%, 03/15/2023	42,006
55,000	5.25%, 01/15/2022	62,332
40,000	Weyerhaeuser Co. 7.38%, 03/15/2032	54,154
		686,514
	Retail - 0.5%
290,000	CVS Health Corp. 4.00%, 12/05/2023	319,419
	Home Depot, Inc. (The)
160,000	2.70%, 04/01/2023	166,602
60,000	5.88%, 12/16/2036	82,295
70,000	Lowe’s Cos., Inc. 6.65%, 09/15/2037	100,515
	McDonald’s Corp.
100,000	2.75%, 12/09/2020	103,766
49,000	3.70%, 02/15/2042	48,564
80,000	5.35%, 03/01/2018	84,413

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Retail - 0.5% (continued)
	Target Corp.
$140,000	2.30%, 06/26/2019	$144,061
80,000	2.50%, 04/15/2026	81,635
	Wal-Mart Stores, Inc.
50,000	3.25%, 10/25/2020	53,744
50,000	4.25%, 04/15/2021	55,993
161,000	5.63%, 04/15/2041	218,793
30,000	Walgreen Co. 3.10%, 09/15/2022	31,252
40,000	Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	44,094
		1,535,146
	Semiconductors - 0.1%
250,000	Intel Corp. 2.70%, 12/15/2022	261,045
85,000	QUALCOMM, Inc. 3.45%, 05/20/2025	90,523
80,000	Texas Instruments, Inc. 1.65%, 08/03/2019	80,977
		432,545
	Software - 0.3%
	Microsoft Corp.
175,000	3.13%, 11/03/2025	186,157
70,000	4.00%, 02/12/2055	71,629
85,000	5.20%, 06/01/2039	106,189
	Oracle Corp.
150,000	2.65%, 07/15/2026	150,027
55,000	4.13%, 05/15/2045	57,606
80,000	5.38%, 07/15/2040	98,337
170,000	Visa, Inc. 3.15%, 12/14/2025	179,576
		849,521
	Telecommunications - 0.8%
60,000	America Movil S.A.B. de C.V. 6.13%, 11/15/2037	71,718
25,000	AT&T Mobility LLC 7.13%, 12/15/2031	33,805
	AT&T, Inc.
310,000	2.63%, 12/01/2022	312,458
142,000	4.55%, 03/09/2049(5)	142,578
55,000	5.00%, 03/01/2021	61,581
120,000	5.15%, 03/15/2042	130,206
14,000	5.35%, 09/01/2040	15,682
43,000	British Telecommunications plc 9.38%, 12/15/2030	69,611
320,000	Cisco Systems, Inc. 4.45%, 01/15/2020	350,237
37,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	57,513
	Orange S.A.
80,000	5.38%, 07/08/2019	88,401
25,000	5.38%, 01/13/2042	30,266

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.3% (continued)
	Telecommunications - 0.8% (continued)
$11,000	Qwest Corp. 6.88%, 09/15/2033	$10,966
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	32,316
50,000	6.80%, 08/15/2018	54,799
100,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	113,556
	Verizon Communications, Inc.
140,000	2.63%, 02/21/2020	143,977
186,000	5.01%, 08/21/2054	205,389
350,000	5.15%, 09/15/2023	407,724
	Vodafone Group plc
95,000	5.45%, 06/10/2019	104,368
20,000	6.15%, 02/27/2037	24,216
		2,461,367
	Transportation - 0.3%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	52,720
45,000	4.45%, 03/15/2043	51,063
170,000	4.70%, 10/01/2019	186,829
40,000	Canadian National Railway Co. 2.85%, 12/15/2021	42,144
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	66,688
8,000	7.13%, 10/15/2031	11,061
	CSX Corp.
85,000	3.70%, 10/30/2020	90,847
105,000	4.25%, 06/01/2021	115,752
70,000	FedEx Corp. 4.10%, 02/01/2045	72,589
50,000	Norfolk Southern Corp. 4.84%, 10/01/2041	58,091
	Union Pacific Corp.
60,000	4.00%, 02/01/2021	65,614
34,000	4.82%, 02/01/2044	41,026
110,000	United Parcel Service, Inc. 3.13%, 01/15/2021	117,489
		971,913
	Total Corporate Bonds (cost $37,826,247)	39,282,213
Foreign Government Obligations - 0.9%
	Canada - 0.2%
70,000	Hydro-Quebec 8.40%, 01/15/2022	91,281
105,000	Province of British Columbia 2.65%, 09/22/2021	110,809
85,000	Province of Manitoba 2.10%, 09/06/2022	87,161
165,000	Province of Ontario 4.40%, 04/14/2020	181,738

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 0.9% (continued)
	Canada - 0.2% (continued)
$50,000	Province of Quebec 7.50%, 09/15/2029	$75,265
		546,254
	Colombia - 0.1%
240,000	Colombia Government International Bond 8.13%, 05/21/2024	317,400
	Germany - 0.3%
	KFW
370,000	2.13%, 01/17/2023	382,328
561,000	4.00%, 01/27/2020	611,468
		993,796
	Italy - 0.0%
45,000	Italy Government International Bond 5.38%, 06/15/2033	54,895
	Mexico - 0.1%
212,000	Mexico Government International Bond 6.05%, 01/11/2040	258,110
	Panama - 0.0%
50,000	Panama Government International Bond 6.70%, 01/26/2036	68,250
	Peru - 0.0%
75,000	Peruvian Government International Bond 5.63%, 11/18/2050	99,187
	Philippines - 0.1%
	Philippine Government International Bond
120,000	4.00%, 01/15/2021	130,352
100,000	6.38%, 10/23/2034	145,348
		275,700
	Poland - 0.1%
140,000	Poland Government International Bond 5.00%, 03/23/2022	159,665
	South Africa - 0.0%
100,000	South Africa Government International Bond 6.88%, 05/27/2019	112,000
	Total Foreign Government Obligations (cost $2,742,670)	2,885,257
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
5,000	Cnty. of Clark Department of Aviation 6.82%, 07/01/2045	7,778
	General Obligations - 0.2%
105,000	California State GO, 7.60%, 11/01/2040	170,219
45,000	Connecticut State, GO 5.85%, 03/15/2032	57,481
105,000	llinois State, GO 5.10%, 06/01/2033	101,220
15,000	Massachusetts State, GO 5.46%, 12/01/2039	20,591
25,000	Mississippi State, GO 5.25%, 11/01/2034	31,831

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	General Obligations - 0.2% (continued)
$15,000	New York, NY, GO 5.85%, 06/01/2040	$20,918
30,000	Texas State, GO 5.52%, 04/01/2039	41,858
		444,118
	Higher Education (Universities, Dorms, etc.) - 0.0%
50,000	University of California Build America Bonds Rev., 5.77%, 05/15/2043	66,400
25,000	University of Texas System 4.79%, 08/15/2046	31,563
		97,963
	Miscellaneous - 0.0%
15,000	New Jersey State Economic Development Authority Lease Rev. 7.43%, 02/15/2029	18,975
	Tax Allocation - 0.0%
20,000	New York State Dormitory Authority 5.60%, 03/15/2040	27,136
	Transportation - 0.1%
30,000	Bay Area Toll Authority 6.26%, 04/01/2049	45,893
	Metropolitan Transportation Authority
20,000	5.87%, 11/15/2039	26,601
25,000	6.55%, 11/15/2031	33,913
15,000	6.65%, 11/15/2039	21,605
	New Jersey State Turnpike Authority
45,000	7.10%, 01/01/2041	68,498
15,000	7.41%, 01/01/2040	23,487
50,000	Port Authority of New York & New Jersey 4.93%, 10/01/2051	62,515
		282,512
	Utilities - Electric - 0.0%
45,000	American Municipal Power Inc. 6.05%, 02/15/2043	58,564
40,000	Municipal Electric Authority of Georgia 6.64%, 04/01/2057	53,997
		112,561
	Utilities - Water and Sewer - 0.0%
45,000	New York City Water & Sewer System 5.88%, 06/15/2044	64,620
	Total Municipal Bonds (cost $928,442)	1,055,663
U.S. Government Agencies - 12.8%
	FHLB - 0.4%
1,120,000	5.00%, 11/17/2017	1,173,519
60,000	5.50%, 07/15/2036	86,969
		1,260,488
	FHLMC - 3.6%
10,000	2.41%, 03/25/2023	10,410
79,837	2.50%, 07/01/2027	82,808
54,766	2.50%, 09/01/2027	56,803
87,001	2.50%, 10/01/2027	90,236

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	FHLMC - 3.6% (continued)
$213,125	2.50%, 04/01/2028	$221,195
250,616	2.50%, 06/01/2028	260,324
71,902	2.50%, 01/01/2029	74,765
114,682	2.50%, 12/01/2042	115,670
10,000	2.53%, 05/25/2026	10,337
10,000	2.57%, 07/25/2026	10,366
15,000	2.67%, 12/25/2024	15,768
10,000	2.67%, 03/25/2026	10,463
10,000	2.75%, 01/25/2026	10,530
15,000	2.79%, 01/25/2022	15,871
15,000	2.81%, 01/25/2025	15,931
10,000	3.00%, 12/25/2025	10,742
24,935	3.00%, 12/01/2025	26,213
172,478	3.00%, 11/01/2026	181,232
18,779	3.00%, 03/01/2027	19,735
63,315	3.00%, 04/01/2027	66,533
93,868	3.00%, 09/01/2027	98,660
376,410	3.00%, 10/01/2028	395,848
70,482	3.00%, 10/01/2042	73,405
167,888	3.00%, 10/01/2042	174,824
108,491	3.00%, 11/01/2042	113,007
114,009	3.00%, 12/01/2042	118,724
51,119	3.00%, 01/01/2043	53,234
154,695	3.00%, 01/01/2043	162,478
57,207	3.00%, 02/01/2043	59,763
238,477	3.00%, 02/01/2043	249,129
134,869	3.00%, 02/01/2043	141,322
29,865	3.00%, 05/01/2043	31,301
82,959	3.00%, 05/01/2043	86,953
831,272	3.00%, 08/01/2045	864,604
300,000	3.00%, 09/01/2046	312,029
10,000	3.01%, 07/25/2025	10,742
15,000	3.02%, 01/25/2025	16,150
15,000	3.06%, 12/25/2024	16,196
10,000	3.15%, 11/25/2025	10,857
15,000	3.33%, 05/25/2025	16,512
15,000	3.33%, 08/25/2025(4)	16,514
66,326	3.50%, 04/01/2026	70,462
66,152	3.50%, 08/01/2026	69,953
227,083	3.50%, 10/01/2026	240,065
87,334	3.50%, 10/01/2026	92,326
303,418	3.50%, 07/01/2029	320,759
26,249	3.50%, 10/01/2040	27,777
34,065	3.50%, 10/01/2041	36,110
122,408	3.50%, 11/01/2041	129,535
80,825	3.50%, 02/01/2042	85,880
28,474	3.50%, 03/01/2042	30,129
74,003	3.50%, 04/01/2042	78,661
80,198	3.50%, 04/01/2042	84,858
133,664	3.50%, 09/01/2042	140,997
68,551	3.50%, 09/01/2042	72,554
201,380	3.50%, 11/01/2042	214,427
92,284	3.50%, 01/01/2043	97,965
189,253	3.50%, 12/01/2043	199,635

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	FHLMC - 3.6% (continued)
$506,137	3.50%, 09/01/2044	$533,902
680,000	3.75%, 03/27/2019	726,838
24,712	4.00%, 06/01/2024	25,664
60,142	4.00%, 07/01/2026	63,539
58,679	4.00%, 10/01/2040	63,184
104,215	4.00%, 10/01/2040	112,230
70,758	4.00%, 10/01/2040	76,191
12,834	4.00%, 12/01/2040	13,823
65,786	4.00%, 12/01/2040	70,559
17,289	4.00%, 02/01/2041	18,618
109,215	4.00%, 02/01/2041	117,607
16,077	4.00%, 04/01/2041	17,313
104,377	4.00%, 01/01/2042	112,456
177,696	4.00%, 02/01/2042	191,471
299,471	4.00%, 11/01/2043	324,100
312,468	4.00%, 05/01/2044	335,143
187,299	4.00%, 07/01/2044	200,890
3,692	4.50%, 05/01/2018	3,782
16,018	4.50%, 11/01/2024	16,992
47,912	4.50%, 09/01/2031	52,646
139,498	4.50%, 10/01/2039	154,012
24,105	4.50%, 05/01/2040	26,446
67,133	4.50%, 10/01/2040	73,651
108,591	4.50%, 06/01/2041	119,495
138,692	4.50%, 09/01/2041	152,016
48,404	5.00%, 05/01/2023	51,849
70,529	5.00%, 03/01/2027	78,105
57,861	5.00%, 11/01/2033	64,959
29,166	5.00%, 02/01/2038	32,297
6,250	5.00%, 04/01/2039	6,921
474,054	5.00%, 08/01/2041	530,669
62,056	5.00%, 08/01/2041	68,717
210,135	5.50%, 05/01/2036	238,809
15,233	5.50%, 05/01/2038	17,226
44,759	5.50%, 05/01/2038	50,655
51,195	5.50%, 08/01/2038	57,926
25,651	6.00%, 06/01/2036	29,355
24,567	6.00%, 04/01/2037	28,268
17,610	6.00%, 10/01/2037	20,210
150,000	6.25%, 07/15/2032	226,549
		11,425,360
	FNMA - 5.6%
690,000	0.88%, 08/28/2017	691,313
5,000	2.29%, 06/25/2026	5,050
5,000	2.49%, 05/25/2026	5,143
190,283	2.50%, 03/01/2027	197,273
85,482	2.50%, 07/01/2027	88,622
195,235	2.50%, 12/01/2027	202,407
106,635	2.50%, 02/01/2028	110,552
293,256	2.50%, 04/01/2028	304,743
277,274	2.50%, 07/01/2028	287,459
133,706	2.50%, 01/01/2043	135,510
15,000	2.53%, 09/25/2024	15,545

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	FNMA - 5.6% (continued)
$10,000	2.58%, 03/25/2026	$10,364
15,000	2.59%, 12/25/2024	15,576
10,000	2.70%, 02/25/2026	10,470
10,000	2.72%, 10/25/2024	10,482
10,000	2.80%, 06/25/2025(4)	10,497
10,000	2.90%, 01/25/2025(4)	10,610
10,000	2.94%, 01/25/2026(4)	10,631
47,493	3.00%, 12/01/2025	49,875
48,138	3.00%, 12/01/2026	50,582
86,908	3.00%, 03/01/2027	91,313
105,089	3.00%, 04/01/2027	110,462
279,184	3.00%, 07/01/2027	293,525
60,029	3.00%, 08/01/2027	63,043
201,130	3.00%, 02/01/2030	211,569
41,072	3.00%, 04/01/2042	42,930
41,810	3.00%, 09/01/2042	43,502
83,144	3.00%, 11/01/2042	86,598
134,889	3.00%, 11/01/2042	140,557
181,274	3.00%, 12/01/2042	189,815
223,145	3.00%, 01/01/2043	232,474
118,165	3.00%, 02/01/2043	123,585
295,185	3.00%, 02/01/2043	307,533
166,284	3.00%, 04/01/2043	174,117
357,871	3.00%, 04/01/2043	375,394
101,022	3.00%, 04/01/2043	105,251
71,152	3.00%, 07/01/2043	74,112
123,357	3.00%, 10/01/2043	128,492
204,678	3.00%, 11/01/2043	212,920
963,315	3.00%, 03/01/2046	1,002,109
10,281	3.50%, 09/01/2025	10,845
100,113	3.50%, 10/01/2028	106,733
185,166	3.50%, 07/01/2029	195,344
276,569	3.50%, 01/01/2041	294,350
55,616	3.50%, 02/01/2041	58,920
61,478	3.50%, 04/01/2041	64,856
73,314	3.50%, 11/01/2041	78,808
92,892	3.50%, 01/01/2042	98,395
38,533	3.50%, 03/01/2042	40,914
88,657	3.50%, 05/01/2042	93,850
113,486	3.50%, 06/01/2042	121,083
105,026	3.50%, 07/01/2042	111,233
272,121	3.50%, 07/01/2042	289,560
72,047	3.50%, 08/01/2042	76,306
101,513	3.50%, 08/01/2042	107,485
86,695	3.50%, 08/01/2042	91,781
368,712	3.50%, 09/01/2042	392,354
50,639	3.50%, 09/01/2042	53,442
111,362	3.50%, 09/01/2042	117,895
78,347	3.50%, 01/01/2043	82,977
227,071	3.50%, 05/01/2043	242,577
105,868	3.50%, 08/01/2043	113,173
113,542	3.50%, 08/01/2043	120,795
160,154	3.50%, 08/01/2043	170,824
99,581	3.50%, 08/01/2044	105,049

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	FNMA - 5.6% (continued)
$37,384	3.50%, 10/01/2044	$39,456
95,460	3.50%, 01/01/2045	100,701
134,183	3.50%, 02/01/2045	141,551
731,265	3.50%, 11/01/2045	776,280
171,194	4.00%, 05/01/2020	176,698
34,775	4.00%, 04/01/2025	36,950
48,402	4.00%, 09/01/2025	51,365
64,295	4.00%, 08/01/2026	66,923
127,378	4.00%, 08/01/2040	137,135
23,498	4.00%, 08/01/2040	25,262
167,474	4.00%, 09/01/2040	179,919
9,212	4.00%, 10/01/2040	9,897
420,659	4.00%, 12/01/2040	452,903
152,615	4.00%, 02/01/2041	164,390
36,875	4.00%, 04/01/2041	39,615
22,904	4.00%, 07/01/2041	24,707
54,480	4.00%, 09/01/2041	58,736
417,805	4.00%, 12/01/2041	452,750
144,108	4.00%, 01/01/2042	155,277
548,056	4.00%, 11/01/2043	593,755
33,966	4.00%, 01/01/2044	36,493
283,902	4.00%, 01/01/2044	307,294
33,116	4.00%, 05/01/2044	35,596
195,798	4.00%, 12/01/2044	210,347
23,988	4.50%, 05/01/2025	25,804
66,238	4.50%, 04/01/2026	71,333
11,992	4.50%, 04/01/2029	13,136
95,913	4.50%, 06/01/2030	105,245
18,428	4.50%, 08/01/2038	20,186
69,314	4.50%, 01/01/2039	75,927
41,561	4.50%, 02/01/2039	45,527
122,796	4.50%, 04/01/2039	134,512
32,579	4.50%, 11/01/2039	35,688
68,083	4.50%, 02/01/2040	74,644
138,557	4.50%, 09/01/2040	151,931
139,793	4.50%, 10/01/2040	153,373
79,505	4.50%, 04/01/2041	87,091
25,157	4.50%, 04/01/2041	27,587
115,897	4.50%, 04/01/2041	127,432
122,662	4.50%, 07/01/2041	134,901
222,979	4.50%, 01/01/2044	244,254
70,735	5.00%, 02/01/2022	72,955
39,428	5.00%, 05/01/2028	43,769
244,875	5.00%, 05/01/2035	273,329
210,435	5.00%, 08/01/2035	234,299
94,668	5.00%, 03/01/2037	105,056
1,635	5.00%, 05/01/2037	1,814
36,301	5.00%, 02/01/2039	40,285
65,700	5.00%, 04/01/2039	72,910
33,139	5.00%, 01/01/2040	36,829
347,426	5.00%, 01/01/2041	385,601
282,179	5.50%, 10/01/2035	318,997
34,940	5.50%, 05/01/2037	39,504
9,568	5.50%, 01/01/2038	10,811

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	FNMA - 5.6% (continued)
$19,873	5.50%, 02/01/2038	$22,489
123,322	5.50%, 02/01/2038	140,053
58,599	5.50%, 06/01/2038	66,217
23,649	5.50%, 07/01/2038	26,621
21,553	5.50%, 08/01/2038	24,262
61,834	5.50%, 09/01/2038	69,831
22,104	5.50%, 05/01/2040	24,986
130,000	5.63%, 07/15/2037	192,196
41,285	6.00%, 04/01/2036	47,387
59,304	6.00%, 07/01/2037	67,926
102,039	6.00%, 07/01/2037	117,039
36,852	6.50%, 06/01/2039	42,449
53,000	6.63%, 11/15/2030	80,593
		17,832,333
	GNMA - 3.1%
27,317	2.50%, 10/15/2027	28,456
76,749	2.50%, 01/15/2043	78,053
53,782	3.00%, 04/15/2027	56,593
112,088	3.00%, 03/20/2028	118,031
46,914	3.00%, 06/20/2042	49,393
202,281	3.00%, 08/20/2042	212,996
205,465	3.00%, 09/20/2042	216,358
118,904	3.00%, 11/15/2042	124,973
156,031	3.00%, 12/20/2042	164,288
114,588	3.00%, 05/15/2043	120,392
257,543	3.00%, 06/20/2043	271,055
237,173	3.00%, 07/20/2043	249,605
266,117	3.00%, 10/20/2045	279,148
700,000	3.00%, 09/20/2046	734,278
11,254	3.50%, 09/15/2025	11,894
34,889	3.50%, 09/20/2040	37,081
43,808	3.50%, 12/15/2040	46,602
15,647	3.50%, 02/15/2041	16,645
15,925	3.50%, 12/20/2041	16,973
85,012	3.50%, 01/20/2042	90,630
36,197	3.50%, 02/20/2042	38,548
24,393	3.50%, 03/15/2042	25,946
157,437	3.50%, 04/20/2042	167,664
193,929	3.50%, 05/20/2042	206,184
15,832	3.50%, 06/15/2042	16,834
70,012	3.50%, 06/15/2042	74,679
109,048	3.50%, 06/20/2042	116,232
129,649	3.50%, 08/20/2042	138,072
167,750	3.50%, 04/20/2043	178,648
204,037	3.50%, 07/20/2043	217,540
118,893	3.50%, 08/15/2043	127,189
338,192	3.50%, 09/20/2043	360,482
1,057,812	3.50%, 04/20/2045	1,123,762
18,676	4.00%, 08/15/2026	19,521
257,841	4.00%, 08/15/2039	277,033
35,888	4.00%, 07/20/2040	38,510
21,576	4.00%, 08/15/2040	23,195
22,689	4.00%, 10/20/2040	24,412

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 12.8% (continued)
	GNMA - 3.1% (continued)
$137,907	4.00%, 12/15/2040	$150,384
47,780	4.00%, 06/15/2041	51,504
34,003	4.00%, 09/15/2041	37,321
16,299	4.00%, 12/20/2041	17,527
32,999	4.00%, 01/20/2042	35,539
20,271	4.00%, 03/20/2042	21,794
76,697	4.00%, 05/20/2042	82,441
57,209	4.00%, 06/15/2042	61,680
309,808	4.00%, 06/20/2044	332,041
252,508	4.00%, 09/20/2044	270,653
282,611	4.00%, 11/20/2044	302,876
554,472	4.00%, 11/20/2045	594,320
82,063	4.50%, 05/15/2039	91,633
234,744	4.50%, 09/15/2039	264,355
30,769	4.50%, 04/15/2040	34,083
8,177	4.50%, 05/20/2040	8,952
14,219	4.50%, 06/15/2040	15,732
61,727	4.50%, 06/20/2040	67,586
173,241	4.50%, 09/20/2040	189,719
120,569	4.50%, 10/15/2040	133,264
36,470	4.50%, 10/20/2040	39,996
79,946	4.50%, 03/20/2041	87,577
16,932	4.50%, 04/15/2041	18,720
51,890	4.50%, 06/20/2041	56,842
110,378	5.00%, 11/20/2035	122,721
53,931	5.00%, 09/15/2039	60,614
84,622	5.00%, 02/15/2040	95,379
128,516	5.00%, 09/20/2040	142,707
80,106	5.00%, 02/20/2041	88,953
68,533	5.00%, 03/20/2041	76,524
70,790	5.00%, 08/20/2041	78,604
19,666	5.00%, 12/20/2041	22,084
19,527	5.50%, 05/20/2038	21,833
48,581	5.50%, 07/15/2038	54,995
9,487	5.50%, 07/15/2039	10,723
42,001	5.50%, 08/20/2041	47,117
79,101	6.00%, 02/15/2036	90,619
24,225	6.00%, 08/20/2041	28,594
		10,005,901
213,000	Tennessee Valley Authority - 0.1% 6.75%, 11/01/2025	296,036

	Total U.S. Government Agencies (cost $39,821,284)	40,820,118

U.S. Government Securities - 15.4%
	U.S. Treasury Securities - 15.4%
	U.S. Treasury Bonds - 2.2%
1,410,000	2.50%, 02/15/2045	1,457,148
1,530,000	2.50%, 02/15/2046	1,581,399
1,196,000	3.13%, 11/15/2041	1,392,125
2,180,000	3.13%, 02/15/2043	2,539,955
155,000	3.75%, 08/15/2041	199,145
		7,169,772

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Securities - 15.4% (continued)
	U.S. Treasury Securities - 15.4% (continued)
	U.S. Treasury Notes - 13.2%
$3,270,000	0.63%, 11/30/2017	$3,267,446
6,130,000	0.63%, 04/30/2018	6,119,941
2,700,000	1.13%, 02/28/2021	2,701,688
6,800,000	1.25%, 11/30/2018	6,862,689
1,000,000	1.38%, 03/31/2020	1,013,086
4,420,000	1.63%, 06/30/2019	4,509,956
2,800,000	1.63%, 05/15/2026	2,803,718
3,638,000	1.75%, 05/15/2022	3,729,659
3,500,000	2.00%, 02/15/2025	3,624,415
1,015,000	2.13%, 05/15/2025	1,061,151
1,210,000	2.75%, 11/15/2023	1,318,474
3,525,000	2.75%, 02/15/2024	3,846,381
1,115,000	3.13%, 05/15/2021	1,213,172
		42,071,776

	Total U.S. Government Securities (cost $48,334,032)	49,241,548

	Total Long-Term investments - (cost $193,962,303)	214,039,614

Short-Term Investments - 26.9%
	Repurchase Agreements - 0.3%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 10/03/2016 in the amount of $1,093,036, collateralized by U.S. Treasury Notes 1.38% - 1.63%, 2019 - 2020, value of $1,113,513)
1,093,000	0.40%, 09/30/2016	1,093,000
	U.S. Government Agencies - 26.6%
	FHLB - 9.1%
19,000,000	0.38%, 11/28/2016 - 01/06/2017(7)	18,988,308
10,000,000	0.45%, 10/12/2016(7)	9,999,520
		28,987,828
	FHLMC - 7.8%
5,000,000	0.36%, 12/06/2016(7)	4,997,690
5,000,000	0.44%, 02/07/2017(7)	4,994,180
15,000,000	0.51%, 03/10/2017(7)	14,974,320
		24,966,190
	FNMA - 9.7%
8,000,000	0.29%, 10/05/2016(7)	7,999,912
8,000,000	0.46%, 02/15/2017(7)	7,990,096

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Short-Term Investments - 26.9% (continued)
	U.S. Government Agencies - 26.6% (continued)
	FNMA - 9.7% (continued)
$15,000,000	0.49%, 11/02/2016(7)		$14,997,255
			30,987,263
			84,941,281
	Total Short-Term investments (cost $86,010,009)		86,034,281
	Total Investments (cost $279,972,312)(8)	93.9%	$300,073,895
	Other Assets and Liabilities	6.1%	19,460,035
	Total Net Assets	100.0%	$319,533,930

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard (GICS®), which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)               See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

(2)               Non-income producing.

(3)               Affiliated company as defined under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940. Hartford Investment Management Company, the Fund’s adviser, is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. A summary of transactions for the nine-month period ended September 30, 2016 is as follows:

Company	Beginning Value At January 1, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Ending Value At September 30, 2016

Hartford Financial Services Group, Inc. (The)	$81,748	$2,215	$14,163	$789	$1,068	$68,769

(4)               Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.

(5)               Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $754,534, which represents 0.2% of total net assets.

(6)               The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be consideredilliquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis

01/2013 - 10/2013	40,000	Canadian Natural Resources Ltd., 6.50%, 02/15/2037	$48,199
11/2012 - 7/2014	65,000	Devon Financing Co. LLC, 7.88%, 09/30/2031	88,454
12/2012	15,000	Marathon Oil Corp., 6.60%, 10/01/2037	19,480
3/2012 - 02/2015	60,000	Noble Energy, Inc., 6.00%, 03/01/2041	70,752
			$226,885

At September 30, 2016, the aggregate value of these securities was $205,187, which represents 0.1% of total net assets.

(7)               The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(8)               At September 30, 2016, the cost of securities for federal income tax purposes was $280,445,692, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,684,491
Unrealized Depreciation	(2,056,288)
Net Unrealized Appreciation	$19,628,203

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Futures Contracts Outstanding at September 30, 2016

Description	Number of Contracts	Expiration Date	Aggregate Cost	Value	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 (E-Mini)	(1,469)	12/16/2016	(159,891,181)	$(158,681,380)	$1,209,801

Cash of $9,450,000 was pledged as initial margin deposit and collateral for the daily variation margin loss on open futures contracts at September 30, 2016.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Credit Exposure

as of September 30, 2016

Credit Rating*	Percentage of Net Assets

AAA/Aaa	18.3%
AA/Aa	13.8
A	5.4
BBB/Baa	4.8
Not Rated	—
Non-Debt Securities and Other Short-Term Instruments	51.6
Other assets and liabilities	6.1

Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s (S&P) or Moody’s Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody’s and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (concluded)
September 30, 2016 (Unaudited)

Investment Valuation Hierarchy Level Summary at September 30, 2016

Description	Total	Level 1(1)	Level 2(1)	Level 3(1)

Assets:
Common Stocks(2)	$78,423,058	$78,423,058	$—	$—
Exchange-Traded Funds	460,166	460,166	—	—
Asset & Commercial Mortgage Backed Securities	1,871,591	—	1,871,591	—
Corporate Bonds	39,282,213	—	39,282,213	—
Foreign Government Obligations	2,885,257	—	2,786,070	99,187
Municipal Bonds	1,055,663	—	1,055,663	—
U.S. Government Agencies	40,820,118	—	40,820,118	—
U.S. Government Securities	49,241,548	—	49,241,548	—
Short-Term Investments	86,034,281	—	86,034,281	—

Total	$300,073,895	$78,883,224	$221,091,484	$99,187

Futures(3)	$1,209,801	$1,209,801	$—	$—

Total	$1,209,801	$1,209,801	$—	$—

Liabilities:

(1) For the nine-month period ended September 30, 2016, investments valued at $76,500 were transferred from Level 2 to Level 3.

(2) Refer to the Schedule of Investments for further industry breakout.

(3) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the nine-month period ended September 30, 2016 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying Notes are an integral part of these schedules of investments.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments
September 30, 2016 (Unaudited)

Determination of Net Asset Value - The net asset value (“NAV”) is determined for each class of the Funds’ shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Funds may treat such day as a typical business day and accept purchase and redemption orders and calculate the Funds’ NAV in accordance with applicable law. The NAV for each class of shares is determined by dividing the value of the Funds’ net assets attributable to a class of shares by the number of shares outstanding for that class. For any day where, due to technical or other issues, trading is halted before the scheduled close of the Exchange, and not as part of a trading halt that is effected on a market-wide basis, the Funds may elect to continue to treat the Valuation Date as occurring at the time of the scheduled close of the Exchange. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio securities and other assets held in the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales were reported, market value is based on prices obtained from independent pricing services, a quotation reporting system, or established market makers. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees.

Certain Funds do not buy investment securities directly. Instead, each fund invests all of its assets in a separate mutual fund, which has the same investment objective and strategies as the Fund (each a Class 1 shares of “Master Fund” and together the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series®. These Funds do not buy investment securities directly. Investments in shares of the Master Funds are valued at the respective NAV of each Master Fund as determined as of the NYSE Close on the Valuation Date. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees. The Prospectuses, Statements of Additional Information and Shareholder Reports for the Master Funds explain the valuation methods used for the Master Funds, including the circumstances under which the Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses, Statements of Additional Information and Shareholder Reports are available on the SEC EDGAR database on its internet site at http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Funds are valued in accordance with procedures established by the Board of Trustees. Such investments are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Funds may use fair valuation in regard to fixed income positions when the Funds hold defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•                  Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and  are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The procedures adopted by the Board of Trustees define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including the responsibility for determining the fair value of the Funds’ investments. The Valuation Committee is also responsible for determining in good faith the fair value of an investment when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment, as provided by the primary pricing service or alternative source, is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Treasurer, Chief Operating Officer, and Chief Legal Officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“CCO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Funds’ adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report that includes details of all fair-valued investments to the extent any are fair-valued, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary included in the Schedule of Investments for each Fund.

HIMCO Variable Insurance Trust
Notes to the Schedule of Investments – (continued)
September 30, 2016 (Unaudited)

For information regarding the Funds’ other significant accounting policies, securities and other investments, and financial derivative instruments, please refer to the Funds’ most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date:	November 11, 2016	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 11, 2016	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date:	November 11, 2016	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer